UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

LARGE CAP GROWTH FUND

-----------------------------------------------------------------
Description                           Shares       Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- 97.2
-----------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.4%
    Advance Auto Parts (A)*             29,400    $     1,568
    Carnival (A)                        47,800          2,336
    eBay*                               39,300          1,247
    Harman International
    Industries                          12,950          1,018
    Home Depot                          80,850          2,860
    Kohl's (A)*                         16,600            790
    Las Vegas Sands (A)*                22,350            837
    Staples                            104,175          1,987
    Starwood Hotels & Resorts
       Worldwide                        45,450          2,470
                                                  -----------
                                                       15,113
                                                  -----------
CONSUMER STAPLES - 7.5%
    Avon Products                       35,350          1,417
    Procter & Gamble                    78,450          4,248
    Walgreen (A)                       122,096          5,257
                                                  -----------
                                                       10,922
                                                  -----------
ENERGY - 6.6%
    Baker Hughes                        32,250          1,423
    Schlumberger                        51,050          3,492
    Smith International                 79,850          4,646
                                                  -----------
                                                        9,561
                                                  -----------
FINANCIALS - 17.1%
    American Express                    29,600          1,560
    Chicago Mercantile Exchange
       Holdings                         15,350          3,001
    Franklin Resources                  44,150          3,032
    Goldman Sachs Group                 48,350          5,163
    Legg Mason (A)                      42,750          3,029
    Moody's (A)                         15,150          1,245
    SLM (A)                            134,250          6,396
    T Rowe Price Group                  25,800          1,423
                                                  -----------
                                                       24,849
                                                  -----------
HEALTH CARE - 22.9%
    Alcon                               24,900          2,415
    Allergan (A)                        14,600          1,028
    Biomet                              32,150          1,244
    Dentsply International              23,850          1,304
    Genentech (A)*                      39,144          2,777
    Gilead Sciences*                    46,550          1,727
    Johnson & Johnson                   86,150          5,912
    Medtronic                           68,550          3,613
    Pfizer                             130,127          3,535
    Stryker                             22,650          1,100
    UnitedHealth Group                  58,250          5,505
    Zimmer Holdings*                    37,900          3,086
                                                  -----------
                                                       33,246
                                                  -----------
-----------------------------------------------------------------
Description                        Shares/Par (000   Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-----------------------------------------------------------------
INDUSTRIALS - 10.0%
    Danaher                             37,500    $     1,899
    Expeditors International
       Washington (A)                   31,250          1,535
    FedEx                               13,050          1,109
    General Dynamics                    28,150          2,957
    General Electric                   151,004          5,466
    Robert Half International (A)       59,600          1,479
                                                  -----------
                                                       14,445
                                                  -----------
INFORMATION TECHNOLOGY - 20.7%
    Automatic Data Processing           81,000          3,519
    Cisco Systems*                      71,600          1,237
    Dell*                              122,650          4,272
    EMC*                               111,400          1,462
    Google, Cl A (A)*                   20,850          4,587
    Linear Technology (A)               38,950          1,392
    Maxim Integrated Products           17,850            668
    Microchip Technology                80,950          2,305
    Microsoft                          239,500          6,059
    Oracle*                            140,100          1,619
    Paychex (A)                         49,400          1,512
    Yahoo!*                             41,150          1,420
                                                  -----------
                                                       30,052
                                                  -----------
MATERIALS - 2.0%
    Monsanto                            49,950          2,928
                                                  -----------
  TOTAL COMMON STOCK
    (Cost $131,723)                                   141,116
                                                  -----------
------------------------------------------------------------------
MASTER NOTES -- 5.2%
------------------------------------------------------------------
   Bank of America (B)
    3.080%, 05/02/05                 $   2,500          2,500
  Bear Stearns (B)
    3.150%, 05/04/05                     5,000          5,000
                                                  -----------
  TOTAL MASTER NOTES
    (Cost $7,500)                                       7,500
                                                  -----------
-------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 2.4%
-------------------------------------------------------------------
  Lehman Brothers, MTN (B) (C)
    3.090%, 05/16/05                     2,500          2,500
  Morgan Stanley (B) (C)
    3.070%, 08/19/05                     1,000          1,000
                                                  -----------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $3,500)                                       3,500
                                                  -----------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

LARGE CAP GROWTH FUND

------------------------------------------------------------------
Description                          Par (000)     Value (000)
------------------------------------------------------------------
  Bank of America
   3.05%, dated 04/29/05,
   matures on 05/02/05, repurchase
   price $5,001,271 (collateralized
   by various mortgage backed
   securities, ranging in par value
   $40,000,000 - $44,876,300,
   0.00%, 03/25/35 - 04/25/35, total
   market value $5,250,000)(B)       $  5,000      $    5,000
  Deutsche Bank
   2.90%, dated 04/29/05,
   matures on 05/02/05,
   repurchase price $5,703,562
   (collateralized by a U.S.
   Treasury obligation, par
   value $16,760,014, 0.00%,
   11/15/27, total market value
   $5,816,228)                          5,702           5,702
  Lehman Brothers, Inc.
   3.07%, dated 04/29/05,
   matures on 05/02/05, repurchase
   price $7,595,254 (collateralized
   by various mortgage backed
   securities, ranging in par value
   $2,276 - $2,320,581,249,
   0.00% - 10.00%, 05/25/05 - 04/25/35,
   total market value $7,960,203)(B)    7,593           7,593
                                                  -----------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $18,295)                                      18,295
                                                  -----------
TOTAL INVESTMENTS - 117.3%
 (Cost $161,018)+                                     170,411
                                                  -----------
   Payable Upon Return of Securities Loaned --
      (16.2)%                                         (23,593)
   Other Assets and Liabilities -- (1.1)%              (1,563)
                                                  -----------
TOTAL OTHER ASSETS & LIABILITIES -- (17.3)%           (25,156)
                                                  -----------
TOTAL NET ASSETS - 100.0%                         $   145,255
                                                  ===========
------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A)THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN
   AT APRIL 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2005 WAS $22,965,679.
(B)THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
   LENDING.
(C)FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
CL -- CLASS
MTN -- MEDIUM TERM NOTE
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $161,193,734, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,595,629 AND $(5,377,924), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

VALUE MOMENTUM FUND

-----------------------------------------------------------------
Description                           Shares       Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK - 98.6%
-----------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.6%
    Black & Decker                          20,000   $     1,673
    Comcast, Cl A (A)*                     175,500         5,569
    Federated Department Stores             70,000         4,025
    Harrah's Entertainment (A)              20,000         1,312
    Hasbro (A)                             135,000         2,554
    Leggett & Platt (A)                    143,000         3,855
    Lennar, Cl A                            38,500         1,982
    McGraw-Hill                             55,000         4,789
    Pulte Homes (A)                         37,500         2,679
    Target                                 100,000         4,641
    Time Warner*                           110,000         1,849
    Toys "R" Us (A)*                       125,000         3,169
                                                     -----------
                                                          38,097
                                                     -----------
CONSUMER STAPLES - 6.6%
    Altria Group (A)                       195,900        12,731
    Archer-Daniels-Midland                 120,000         2,159
    Cadbury Schweppes ADR (A)              120,000         4,878
    Kimberly-Clark                          53,000         3,310
    Nestle ADR                              67,500         4,437
    Universal                               38,000         1,735
                                                     -----------
                                                          29,250
                                                     -----------
ENERGY - 11.7%
    Ashland                                 40,000         2,689
    BG Group ADR (A)                        21,400           836
    BP ADR                                 100,000         6,090
    Chevron                                120,000         6,240
    ConocoPhillips                          46,000         4,823
    Exxon Mobil                            280,000        15,968
    Halliburton                            130,000         5,407
    Marathon Oil                            61,000         2,841
    Suncor Energy                          130,000         4,792
    Williams                               120,000         2,042
                                                     -----------
                                                          51,728
                                                     -----------
FINANCIALS - 25.0%
    Allstate                               100,000         5,616
    AMB Property                           160,000         6,238
    American International Group            85,000         4,322
    Bank of America                        190,000         8,558
    Bank of New York                        68,000         1,900
    Citigroup                              335,800        15,769
    Countrywide Financial                   64,700         2,342
    Fannie Mae (A)                          65,000         3,507
    Franklin Resources                      40,000         2,747
    Freddie Mac (A)                         56,000         3,445
    Goldman Sachs Group (A)                 44,400         4,741
    JPMorgan Chase                         272,070         9,656
    Marsh & McLennan                       120,000         3,364
    Metlife                                 97,000         3,773
    Morgan Stanley                         100,000         5,262
    Principal Financial Group              104,000         4,064
    Prudential Financial                    75,000         4,286
    St Paul Travelers                      120,000         4,296

-----------------------------------------------------------------
Description                           Shares       Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------
FINANCIALS - (CONTINUED)
    Washington Mutual (A)                  247,705   $    10,235
    Wells Fargo                             39,500         2,368
    XL Capital, Cl A                        56,100         3,944
                                                     -----------
                                                         110,433
                                                     -----------
HEALTH CARE - 8.4%
    Abbott Laboratories                    120,000         5,899
    Applera Corp - Applied
       Biosystems Group                    115,000         2,438
    Baxter International                   100,000         3,710
    Bristol-Myers Squibb                   140,000         3,640
    GlaxoSmithKline ADR (A)                 97,000         4,903
    HCA (A)                                 57,100         3,189
    Merck                                   75,000         2,543
    Pfizer                                 257,540         6,997
    Wyeth                                   90,000         4,045
                                                     -----------
                                                          37,364
                                                     -----------
INDUSTRIALS - 15.8%
    Avery Dennison                         157,600         8,250
    Boeing                                  47,500         2,827
    Burlington Northern Santa Fe            60,000         2,895
    Cendant                                374,779         7,462
    General Electric                       408,700        14,795
    Honeywell International                 82,500         2,950
    Manpower                                48,000         1,850
    Masco (A)                              175,000         5,511
    Parker Hannifin                        125,000         7,493
    Pitney Bowes                            40,000         1,789
    Tyco International                     183,300         5,739
    United Technologies                     40,000         4,069
    Waste Management                       158,000         4,501
                                                     -----------
                                                          70,131
                                                     -----------
INFORMATION TECHNOLOGY - 7.6%
    Agilent Technologies*                  103,100         2,139
    Applied Materials*                     130,000         1,933
    CTS (A)                                190,000         2,005
    Diebold (A)                             36,500         1,766
    Electronic Data Systems (A)            112,000         2,167
    First Data                              94,200         3,583
    Hewlett-Packard                        100,900         2,065
    International Business Machines         70,000         5,347
    Microsoft                              300,000         7,590
    Nokia ADR                              200,000         3,196
    Tektronix                               90,000         1,949
                                                     -----------
                                                          33,740
                                                     -----------
MATERIALS - 7.7%
    Alcoa                                  173,100         5,023
    BHP Billiton ADR (A)                   135,000         3,413
    Cabot (A)                              178,500         5,453
    Ecolab (A)                             100,000         3,271

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                                                        WWW.HIGHMARKFUNDS.COM
-------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

VALUE MOMENTUM FUND

-----------------------------------------------------------------
Description                        Shares/Par (000)  Value (000)
-----------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------------
MATERIALS - (CONTINUED)
    Engelhard                              195,400   $     5,985
    Monsanto (A)                            65,000         3,810
    Peabody Energy                          36,000         1,576
    Weyerhaeuser (A)                        82,200         5,640
                                                     -----------
                                                          34,171
                                                     -----------
TELECOMMUNICATION - 1.9%
    Verizon Communications                 235,000         8,413
                                                     -----------
UTILITIES - 5.3%
    Equitable Resources                     54,000         3,113
    Oneok                                  185,000         5,339
    Questar (A)                            253,550        14,807
                                                     -----------
                                                          23,259
                                                     -----------
  TOTAL COMMON STOCK
    (Cost $302,372)                                      436,586
                                                     -----------
------------------------------------------------------------------
CORPORATE OBLIGATIONS - 5.1%
------------------------------------------------------------------
  Bear Stearns, MTN (B) (C)
    3.099%, 01/12/06                       $ 5,000         5,005
  First Tennessee (B) (C)
    2.830%, 03/21/06                         5,000         5,000
  Lehman Brothers, MTN (B) (C)
    3.090%, 05/16/05                         5,000         5,000
  Morgan Stanley (B) (C)
    3.070%, 08/19/05                         5,000         5,000
    2.990%, 04/03/06                         2,500         2,500
                                                     -----------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $22,505)                                        22,505
                                                     -----------
------------------------------------------------------------------
COMMERCIAL PAPER - 2.2%
------------------------------------------------------------------
  Four Winds Funding (B)
    3.051%, 05/02/05                        10,000         9,997
                                                     -----------
  TOTAL COMMERCIAL PAPER
    (Cost $9,997)                                          9,997
                                                     -----------
------------------------------------------------------------------
MASTER NOTES - 1.7%
------------------------------------------------------------------
  Bank of America (B)
    3.080%, 05/02/05                         5,000         5,000
  Bear Stearns (B)
    3.150%, 05/04/05                         2,500         2,500
                                                     -----------
  TOTAL MASTER NOTES
    (Cost $7,500)                                          7,500
                                                     -----------

------------------------------------------------------------------
Description           Shares/Contracts/Par (000)   Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.4%
------------------------------------------------------------------
    Templeton Dragon Fund (A)              111,000   $     1,854
                                                     -----------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $990)                                            1,854
                                                     -----------
------------------------------------------------------------------
EQUITY OPTIONS - 0.1%
------------------------------------------------------------------
    Burlington Northern Santa Fe,
       July 2005, 45 Put                       300            30
    ConocoPhillips, May 2005, 105 Put          150            46
    McGraw-Hill, May 2005, 85 Put              200            23
    McGraw-Hill, August 2005, 85 Put           100            26
    Parker-Hannifin, May 2005, 70 Put          200           208
    Suncor Energy, June 2005, 35 Put           450            47
                                                     -----------
  TOTAL EQUITY OPTIONS
    (Cost $218)                                              380
                                                     -----------
------------------------------------------------------------------
RIGHTS - 0.0%
------------------------------------------------------------------
    Bank United*                           118,300            --
                                                     -----------
  TOTAL RIGHTS
    (Cost $19)                                                --
                                                     -----------
------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.4%
------------------------------------------------------------------
  Bank of America
   3.05%, dated 04/29/05, matures
   on 05/02/05, repurchase price
   $30,007,625 (collateralized by
   various mortgage backed securities,
   ranging in par value $40,000,000 -
   $44,876,300, 0.00%, 03/25/35 -
   04/25/35, total market value
   $31,500,000)(B)                      $   30,000        30,000
  Deutsche Bank
   2.90%, dated 04/29/05, matures
   on 05/02/05, repurchase price
   $3,633,127 (collateralized by a
   U.S. Treasury obligation, par value
   $4,018,236, 0.00%, 08/15/07,
   total market value $3,704,894)            3,632         3,632
  Lehman Brothers, Inc.
   3.07%, dated 04/29/05, matures
   on 05/02/05, repurchase price
   $7,940,921 (collateralized by
   various mortgage backed securities,
   ranging in par value $2,276 -
   $2,320,581,249, 0.00% - 10.00%,
   05/25/05 - 04/25/35, total
   market value $8,322,479)(B)             7,939           7,939
                                                     -----------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $41,571)                                        41,571
                                                     -----------

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-------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

VALUE MOMENTUM FUND

------------------------------------------------------------------
Description                          Contracts     Value (000)
------------------------------------------------------------------
TOTAL INVESTMENTS - 117.5%
  (Cost $385,172)+                                   $   520,393
                                                     -----------
-----------------------------------------------------------------
WRITTEN OPTIONS - (0.1)%
-----------------------------------------------------------------
  BHP Billiton, August 2005, 30 Calls         (350)          (19)
    BP, July 2005, 70 Calls                   (200)           (3)
  Burlington Northern Santa Fe,
     July 2005, 50 Calls                      (300)          (46)
  ConocoPhillips, May 2005, 115 Calls          (50)           (1)
  ConocoPhillips, May 2005, 120 Calls          (50)           --
  ConocoPhillips, May 2005, 130  Calls        (100)           --
  Exxon Mobil, July 2005, 65 Calls            (200)           (7)
  Exxon Mobil, July 2005, 70 Calls            (200)           (2)
  Halliburton, July 2005, 47.50 Calls         (100)           (5)
  McGraw-Hill, May 2005, 95 Calls             (100)           (3)
  McGraw-Hill, August 2005, 100 Calls         (100)           (3)
  Questar, July 2005, 55 Calls                (250)         (128)
  Suncor, Energy June 2005, 40 Calls          (300)          (23)
  Suncor, Energy June 2005, 45 Calls          (100)           (2)
                                                     -----------
  TOTAL WRITTEN OPTIONS
    (Cost $(417))                                           (242)
                                                     -----------
    Payable Upon Return of Securities Loaned --
     (17.6)%                                             (77,941)
    Other Assets and Liabilities --0.1%                      525
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (17.5)%              (77,416)
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $   442,735
                                                     ===========

-----------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A)THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN
   AT APRIL 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT
   APRIL 30, 2005 WAS $75,470,519.
(B)THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
   SECURITIES LENDING.
(C)FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+  AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
    $384,755,359 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $148,350,484 AND $(12,954,744), RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

LARGE CAP VALUE FUND

------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- 98.2%
------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.2%
    Abercrombie & Fitch, Cl A              23,900    $     1,289
    Aeropostale (A)*                       31,100            869
    American Eagle Outfitters (A)          53,600          1,405
    Autoliv                                27,500          1,217
    CBRL Group                             15,200            586
    Dana                                   23,200            265
    Darden Restaurants                     47,300          1,419
    Federated Department Stores            26,300          1,512
    Ford Motor (A)                         72,200            658
    Gannett                                 8,400            647
    Hovnanian Enterprises, Cl A*           19,200            975
    KB Home                                24,400          1,391
    McGraw-Hill                             6,700            584
    MDC Holdings                           15,730          1,028
    Polaris Industries (A)                 19,500          1,122
    Ryland Group (A)                       19,500          1,197
    Standard-Pacific                       14,500          1,038
    Timberland, Cl A*                      11,500            794
    Time Warner*                           28,500            479
    Toll Brothers*                         17,100          1,296
    VF                                     15,400            872
    Yum! Brands                            13,000            611
                                                     -----------
                                                          21,254
                                                     -----------
CONSUMER STAPLES -- 6.0%
    7-Eleven*                               7,800            182
    Altria Group (A)                       18,000          1,170
    Archer-Daniels-Midland                 28,500            513
    BJ's Wholesale Club*                   11,600            309
    Clorox (A)                             10,100            639
    Energizer Holdings*                    23,200          1,322
    Kroger (A)*                            75,300          1,188
    Pepsi Bottling Group                   23,200            665
    Reynolds American                      20,000          1,559
    Smithfield Foods*                      41,900          1,268
    Supervalu                              24,400            770
                                                     -----------
                                                           9,585
                                                     -----------
ENERGY -- 13.2%
    Anadarko Petroleum                     21,600          1,578
    ChevronTexaco                          83,300          4,332
    ConocoPhillips                         34,300          3,596
    Exxon Mobil                           127,200          7,254
    Petrokazakhstan, Cl A                  29,200            848
    Sunoco                                 16,100          1,598
    Unit*                                   6,700            257
    Valero Energy (A)                      26,000          1,782
                                                     -----------
                                                          21,245
                                                     -----------
FINANCIALS -- 31.1%
    AG Edwards (A)                         27,300          1,084
    Allstate                               41,700          2,342
    Astoria Financial                      13,350            354
    Axis Capital Holdings                   8,900            237
    Bank of America                        88,000          3,964

------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
------------------------------------------------------------------
FINANCIALS -- (CONTINUED)
    Bear Stearns                            6,700    $       634
    Brascan, Cl A (A)                      31,700          1,142
    CIT Group                               3,300            133
    Citigroup                              98,967          4,648
    Comerica                               30,100          1,724
    Countrywide Financial                  40,800          1,477
    Endurance Specialty Holdings           30,400          1,100
    Freddie Mac (A)                         6,200            381
    Goldman Sachs Group                    15,300          1,634
    IndyMac Bancorp (A)                    35,400          1,362
    IPC Holdings                           11,200            421
    JPMorgan Chase                         26,900            955
    KeyCorp                                46,900          1,555
    Lehman Brothers Holdings               23,500          2,155
    Loews                                  22,000          1,559
    Merrill Lynch                          47,100          2,540
    Morgan Stanley                         13,200            695
    PMI Group                              27,300            960
    Principal Financial Group              35,400          1,383
    Progressive                            21,300          1,944
    Providian Financial*                   44,200            737
    Radian Group                           23,900          1,062
    Safeco                                 24,400          1,285
    StanCorp Financial Group               14,700          1,125
    US Bancorp                             93,100          2,598
    Washington Mutual                      54,100          2,235
    Webster Financial                      20,700            941
    Wells Fargo                            62,200          3,728
                                                     -----------
                                                          50,094
                                                     -----------
HEALTH CARE -- 4.4%
    Aetna                                  27,800          2,040
    Amgen*                                 11,100            646
    Cardinal Health                        10,600            589
    Dade Behring Holdings*                  8,500            524
    HCA (A)                                11,000            614
    Humana (A)*                            13,300            461
    Johnson & Johnson                       9,000            618
    Merck                                  27,200            922
    Pfizer                                 24,600            668
                                                     -----------
                                                           7,082
                                                     -----------
INDUSTRIALS -- 9.2%
    Burlington Northern Santa Fe           14,100            680
    Cendant                                46,500            926
    Cummins (A)                            19,500          1,326
    Deluxe                                 23,200            926
    Dun & Bradstreet*                      14,100            880
    Graco                                   4,100            138
    Harsco                                 16,900            907
    HNI                                     3,900            198
    Ingersoll-Rand, Cl A                    7,900            607
    Northrop Grumman                       38,300          2,100
    Paccar                                 20,200          1,372
    Ryder System                           23,300            860
    Teekay Shipping (A)                    28,600          1,200


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

LARGE CAP VALUE FUND

------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
------------------------------------------------------------------
INDUSTRIALS -- (CONTINUED)
    Terex*                                  7,800    $       292
    Timken (A)                             46,500          1,155
    United Defense Industries               8,700            644
    W.W. Grainger                           9,500            525
                                                     -----------
                                                          14,736
                                                     -----------
INFORMATION TECHNOLOGY -- 5.3%
    Activision*                            63,400            917
    Avnet*                                 36,100            682
    Celestica*                             26,400            303
    Cisco Systems*                         47,200            816
    Hewlett-Packard                       108,500          2,221
    Ingram Micro, Cl A*                    54,500            908
    International Business
    Machines                                7,800            596
    Microsoft                              62,900          1,591
    Oracle*                                43,800            506
                                                     -----------
                                                           8,540
                                                     -----------
MATERIALS -- 4.4%
    Agrium                                 56,400          1,004
    Ball                                   30,000          1,185
    Commercial Metals                      19,400            495
    Dow Chemical                           10,000            459
    Lafarge North America                  15,100            838
    NOVA Chemicals (A)                     13,900            451
    Nucor                                  26,600          1,359
    PPG Industries                          9,600            649
    Southern Peru Copper (A)                6,500            333
    Steel Dynamics                         14,100            383
                                                     -----------
                                                           7,156
                                                     -----------
TELECOMMUNICATION -- 4.8%
    BellSouth                              74,100          1,963
    CenturyTel                             22,900            703
    SBC Communications                     44,000          1,047
    Verizon Communications                113,800          4,074
                                                     -----------
                                                           7,787
                                                     -----------
UTILITIES -- 6.6%
    Constellation Energy Group             32,500          1,708
    Edison International                   53,100          1,928
    Entergy                                12,700            931
    FirstEnergy                            17,800            775
    Pepco Holdings                         57,200          1,239
    Sempra Energy (A)                      24,100            973
    TXU                                    25,200          2,162
    UGI                                    18,400            924
                                                     -----------
                                                          10,640
                                                     -----------
  TOTAL COMMON STOCK
    (Cost $139,304)                                      158,119
                                                     -----------

------------------------------------------------------------------
Description                             Par (000)     Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MASTER NOTES -- 3.1%
------------------------------------------------------------------
  Bank of America
    3.080%, 05/02/05                      $ 2,500    $     2,500
  Bear Stearns
    3.150%, 05/04/05                        2,500          2,500
                                                     -----------
  TOTAL MASTER NOTES
    (Cost $5,000)                                          5,000
                                                     -----------
------------------------------------------------------------------
CORPORATE OBLIGATION - 1.6%
------------------------------------------------------------------
  Morgan Stanley (B) (C)
    3.070%, 08/19/05                        2,500          2,500
                                                     -----------
  TOTAL CORPORATE OBLIGATION
    (Cost $2,500)                                          2,500
                                                     -----------
------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.1%
------------------------------------------------------------------
  Deutsche Bank
   2.90%, dated 04/29/05, matures
   on 05/02/05, repurchase price
   $3,254,101 (collateralized by a
   U.S. Treasury obligation, par
   value $4,584,540, 0.00%,
   02/15/13, total market value
   $3,318,382)                              3,253          3,253
  Lehman Brothers, Inc.
   3.07%, dated 04/29/05, matures
   on 05/02/05, repurchase price
   $8,208,577 (collateralized by
   various mortgage backed
   ecurities, ranging in par value
   $2,276 - $2,320,581,249, 0.00% -
   10.00%, 05/25/05 - 04/25/35, total
   market value $8,602,997)(B)              8,206          8,206
                                                     -----------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $11,459)                                         11,459
                                                     -----------
TOTAL INVESTMENTS -- 110.0%
  (Cost $158,263)+                                      177,078
                                                     -----------
   Payable Upon Return of Securities Loaned -- (9.8)%    (15,706)
   Other Assets and Liabilities -- (0.2)%                   (379)
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (10.0)%              (16,085)
                                                     -----------
TOTAL NET ASSETS -- 100.0%                           $   160,993
                                                     ===========


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A)THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2005 WAS
  $15,210,319.
(B)THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
  LENDING.
(C)FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
CL -- CLASS
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $158,514,642, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,302,044 AND $(4,738,352), RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CORE EQUITY FUND

------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- 98.6%
------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.3%
    Comcast, Cl A (A)*                      44,603   $     1,432
    Federated Department Stores             10,900           627
    Harrah's Entertainment (A)              12,770           838
    Hilton Hotels                           24,790           541
    Home Depot                              67,795         2,398
    Lennar, Cl A                            10,925           562
    McDonald's                              17,430           511
    Nike, Cl B                               9,355           719
    Target                                  29,550         1,371
    Time Warner*                            58,385           981
    Viacom, Cl B                            18,480           640
    Walt Disney                             20,135           532
                                                     -----------
                                                          11,152
                                                     -----------
CONSUMER STAPLES -- 10.1%
    Altria Group (A)                        26,740         1,738
    CVS (A)                                 35,930         1,853
    General Mills                           13,500           667
    Kimberly-Clark                          14,505           906
    PepsiCo                                 22,525         1,253
    Procter & Gamble (A)                    35,765         1,936
    Smithfield Foods*                       18,200           551
    Wal-Mart Stores                         42,190         1,989
                                                     -----------
                                                          10,893
                                                     -----------
ENERGY -- 7.6%
    BP ADR                                  20,005         1,218
    ChevronTexaco                           34,300         1,784
    ConocoPhillips                          11,115         1,165
    Exxon Mobil                             60,823         3,469
    Occidental Petroleum                     8,490           586
                                                     -----------
                                                           8,222
                                                     -----------
FINANCIALS -- 19.7%
    Allstate                                34,050         1,912
    American International Group            15,860           807
    Bank of America                         51,480         2,319
    Citigroup                               71,148         3,341
    Goldman Sachs Group                     19,110         2,041
    JPMorgan Chase                          31,920         1,133
    KeyCorp                                 24,795           822
    Lehman Brothers Holdings                 6,205           569
    Merrill Lynch                           32,380         1,746
    Metlife                                 27,500         1,070
    National City                           68,500         2,326
    SLM (A)                                 33,750         1,608
    Wells Fargo                              6,745           404
    XL Capital, Cl A                        16,500         1,160
                                                     -----------
                                                          21,258
                                                     -----------



------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
------------------------------------------------------------------
HEALTH CARE -- 13.8%
    Abbott Laboratories                     24,730   $     1,216
    Applera Corp - Applied
       Biosystems Group                     65,400         1,386
    Baxter International                    23,900           887
    Bristol-Myers Squibb                    46,400         1,206
    Cigna (A)                               15,800         1,453
    HCA (A)                                 29,100         1,625
    Johnson & Johnson                       37,105         2,547
    Medtronic                               22,920         1,208
    Pfizer                                  76,009         2,065
    WellPoint*                               4,895           625
    Wyeth                                   13,750           618
                                                     -----------
                                                          14,836
                                                     -----------
INDUSTRIALS -- 13.5%
    CSX                                     26,100         1,047
    Dover                                   27,000           982
    Emerson Electric                         8,300           520
    General Electric                       158,455         5,736
    Honeywell International                 29,840         1,067
    Navistar International*                 13,000           384
    Northrop Grumman                        34,060         1,868
    Ryder System                            39,000         1,440
    Tyco International                      50,073         1,568
                                                     -----------
                                                          14,612
                                                     -----------
INFORMATION TECHNOLOGY -- 15.8%
    Automatic Data Processing               12,415           539
    Cisco Systems*                          63,850         1,103
    Citrix Systems*                         46,665         1,050
    Corning*                                47,295           650
    Dell*                                   59,165         2,061
    EMC*                                    38,575           506
    Hewlett-Packard                         35,600           729
    Ingram Micro, Cl A*                     35,700           595
    Intel                                   48,840         1,149
    International Business Machines         12,760           975
    Microsoft                              106,725         2,700
    Nokia ADR                               71,975         1,150
    Oracle*                                 80,695           933
    Sabre Holdings, Cl A                    27,800           544
    Synopsys*                               35,000           575
    Texas Instruments                       69,795         1,742
                                                     -----------
                                                          17,001
                                                     -----------
MATERIALS -- 2.9%
    Alcoa                                   19,940           579
    BHP Billiton ADR (A)                    35,880           907
    Dow Chemical                            11,525           529
    Engelhard                               36,500         1,118
                                                     -----------
                                                           3,133
                                                     -----------

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CORE EQUITY FUND

------------------------------------------------------------------
Description                       Shares/Par(000)    Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
------------------------------------------------------------------
TELECOMMUNICATION -- 1.7%
    CenturyTel                              21,500   $       660
    Telefonos de Mexico ADR                 34,700         1,176
                                                     -----------
                                                           1,836
                                                     -----------
UTILITIES -- 3.2%
    American Electric Power (A)             22,000           775
    Constellation Energy Group              35,020         1,841
    PG&E                                    24,800           861
                                                     -----------
                                                           3,477
                                                     -----------
  TOTAL COMMON STOCK
    (Cost $102,244)                                      106,420
                                                     -----------
------------------------------------------------------------------
CORPORATE OBLIGATION -- 1.0%
------------------------------------------------------------------
  Morgan Stanley (B) (C)
    3.070%, 08/19/05                    $    1,000         1,000
                                                     -----------
  TOTAL CORPORATE OBLIGATION
    (Cost $1,000)                                          1,000
                                                     -----------
------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.8%
------------------------------------------------------------------
  Bank of America
    3.05%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $5,001,271 (collateralized by
    various mortgage backed
    securities, ranging in par value
    $40,000,000 - $44,876,300,
    0.00%, 03/25/35 - 04/25/35, total
    market value $5,250,000)(B)              5,000         5,000
  Deutsche Bank
    2.90%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $254,120 (collateralized by a U.S.
    Treasury obligation, par value
    $449,482, 0.00%, 08/15/17, total
    market value $259,140)                     254           254
  Lehman Brothers, Inc.
    3.07%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $5,364,947 (collateralized by
    various mortgage backed
    securities, ranging in par value
    $2,276 - $2,320,581,249, 0.00% -
    10.00%, 05/25/05 - 04/25/35, total
    market value $5,622,731)(B)              5,364         5,364
                                                     -----------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $10,618)                                         10,618
                                                     -----------

------------------------------------------------------------------
Description                                          Value (000)
------------------------------------------------------------------
TOTAL INVESTMENTS - 109.4%
 (Cost $113,862)+                                    $   118,038
                                                     -----------
Payable Upon Return of Securities Loaned -- (10.5)%      (11,364)
Other Assets and Liabilities, Net -- 1.1%                  1,242
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (9.4)%               (10,122)
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $   107,916
                                                     ===========

------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A)THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2005 IS
  $11,005,082.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
  LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
  $113,868,833, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,493,993 AND $(3,324,860), RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BALANCED FUND

-----------------------------------------------------------------
Description                           Shares       Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- 65.4%
------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.1%
    Comcast, Cl A (A)*                  31,264    $   1,004
    Dollar General                      19,210          391
    Harrah's Entertainment (A)          10,920          717
    Hilton Hotels                       17,010          371
    Home Depot                          35,705        1,263
    Kohl's (A)*                          9,250          440
    Lennar, Cl A                         7,270          374
    McDonald's                          11,955          350
    Nike, Cl B                           6,035          464
    Target                              19,375          899
    Time Warner*                        40,055          673
    Viacom, Cl B                        12,480          432
    Walt Disney                         13,815          365
                                                  ---------
                                                      7,743
                                                  ---------
CONSUMER STAPLES - 7.0%
    Altria Group (A)                    14,930          970
    CVS (A)                             30,885        1,593
    Kellogg                             12,595          566
    Kimberly-Clark                       9,385          586
    PepsiCo                             22,580        1,257
    Procter & Gamble (A)                23,555        1,276
    Wal-Mart Stores                     29,345        1,383
                                                  ---------
                                                      7,631
                                                  ---------
ENERGY - 5.6%
    BP ADR                              13,325          811
    ConocoPhillips                       7,385          774
    Exxon Mobil                         39,773        2,268
    Halliburton                         21,515          895
    Occidental Petroleum                 5,680          392
    Suncor Energy                       26,930          993
                                                  ---------
                                                      6,133
                                                  ---------
FINANCIALS - 12.7%
    Allstate                            22,675        1,273
    American Express                    19,005        1,002
    American International Group        10,812          550
    Bank of America                     34,275        1,544
    Citigroup                           37,651        1,768
    Countrywide Financial               12,210          442
    Goldman Sachs Group                 12,500        1,335
    JPMorgan Chase                      41,788        1,483
    KeyCorp                             17,010          564
    Lehman Brothers Holdings             4,320          396
    Merrill Lynch                       21,655        1,168
    National City                       15,370          522
    SLM                                 22,385        1,066
    Wells Fargo                         12,000          719
                                                  ---------
                                                     13,832
                                                  ---------


-----------------------------------------------------------------
Description                           Shares       Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------
HEALTH CARE - 8.2%
    Abbott Laboratories                 23,325    $   1,147
    Bristol-Myers Squibb                29,145          758
    Gilead Sciences*                    10,865          403
    Johnson & Johnson                   24,750        1,698
    Medtronic                           21,420        1,129
    Novartis ADR (A)                     9,965          486
    Pfizer                              51,114        1,389
    UnitedHealth Group                   4,525          428
    WellPoint*                           5,685          726
    Wyeth                               17,455          784
                                                  ---------
                                                      8,948
                                                  ---------
INDUSTRIALS - 8.9%
    3M                                  12,995          994
    Danaher                             21,420        1,084
    Emerson Electric                     5,260          330
    General Electric                   104,025        3,766
    Honeywell International             19,490          697
    Northrop Grumman                    12,370          678
    Tyco International                  69,060        2,162
                                                  ---------
                                                      9,711
                                                  ---------
INFORMATION TECHNOLOGY - 10.7%
    Accenture, Cl A*                    39,800          864
    Activision*                         24,000          347
    Cisco Systems*                      62,425        1,079
    Citrix Systems*                     32,260          726
    Corning*                            60,375          830
    Dell*                               40,825        1,422
    EMC*                                40,430          530
    Intel                               32,550          766
    International Business
    Machines                             9,620          735
    Maxim Integrated Products            9,310          348
    Microsoft                           69,805        1,766
    Nokia ADR                           34,700          554
    Oracle*                             55,560          642
    Symantec (A)*                       18,620          350
    Texas Instruments                   28,345          707
                                                  ---------
                                                     11,666
                                                  ---------
MATERIALS - 1.3%
    Alcoa                               14,010          407
    BHP Billiton ADR (A)                23,875          604
    Dow Chemical                         7,675          352
                                                  ---------
                                                      1,363
                                                  ---------
TELECOMMUNICATION - 1.5%
    SBC Communications                  23,275          554
    Verizon Communications              15,365          550
    Vodafone Group ADR                  20,950          548
                                                  ---------
                                                      1,652
                                                  ---------

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BALANCED FUND

-----------------------------------------------------------------
Description                  Shares/Par (000)       Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-----------------------------------------------------------------
UTILITIES - 2.4%
    Constellation Energy Group          23,140    $   1,216
    Exelon (A)                          16,375          811
    PG&E                                17,275          600
                                                  ---------
                                                      2,627
                                                  ---------
  TOTAL COMMON STOCK
    (Cost $66,003)                                   71,306
                                                  ---------
-----------------------------------------------------------
CORPORATE OBLIGATIONS -- 15.8%
-----------------------------------------------------------
CONSUMER DISCRETIONARY - 1.7%
  TCI Communications
    6.875%, 02/15/06              $       430           446
  Time Warner
    7.480%, 01/15/08                      500           539
  Time Warner Entertainment
    8.375%, 03/15/23                      375           472
  Walt Disney, MTN
    5.620%, 12/01/08                      430           433
                                                  ---------
                                                      1,890
                                                  ---------
CONSUMER STAPLES - 0.5%
  Safeway
    7.500%, 09/15/09                      200           219
  Wal-Mart Stores
    5.875%, 10/15/05                      300           304
                                                  ---------
                                                        523
                                                  ---------
ENERGY - 0.4%
  Pemex Project Funding Master
    Trust
    9.125%, 10/13/10                      350           406
                                                  ---------
FINANCIALS - 6.2%
  Associates (A)
    6.950%, 11/01/18                      275           322
  Bank of America
    5.250%, 02/01/07                      400           408
  CIT Group
    4.000%, 05/08/08                      400           395
  GE Global Insurance
    7.750%, 06/15/30                      300           351
  Golden West Financial
    4.125%, 08/15/07                      400           401
  HSBC Bank USA (A)
    3.875%, 09/15/09                      300           293
  Mellon Bank
    7.000%, 03/15/06                      400           410
  Morgan Stanley
    6.750%, 04/15/11                      400           442
  Morgan Stanley (B) (C)
    3.070%, 08/19/05                    2,500         2,500
  U.S. Bancorp
    6.875%, 09/15/07                      600           636

-----------------------------------------------------------------
Description                          Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
-----------------------------------------------------------------
FINANCIALS - (CONTINUED)
  Wells Fargo Bank
    6.450%, 02/01/11              $       200     $     219
  Wells Fargo, MTN, Ser J
    6.550%, 12/01/06                      400           417
                                                  ---------
                                                      6,794
                                                  ---------
FOREIGN GOVERNMENTS - 1.1%
  Hydro Quebec, Ser HY
    8.400%, 01/15/22                      450           623
  Province of Ontario
    5.500%, 10/01/08                      600           627
                                                  ---------
                                                      1,250
                                                  ---------
HEALTH CARE - 0.6%
  HCA
    7.875%, 02/01/11                      300           327
  Pharmacia
    5.875%, 12/01/08                      325           343
                                                  ---------
                                                        670
                                                  ---------
INDUSTRIALS - 2.5%
  DaimlerChrysler Holdings
    4.050%, 06/04/08                      400          385
  General Electric
    5.000%, 02/01/13                      400          407
  General Motors, Ser 91-A2
    8.950%, 07/02/09                       34            36
  McDonnell Douglas
    6.875%, 11/01/06                      300           312
  Raytheon
    6.550%, 03/15/10                      600           648
  Tyco International
    7.200%, 10/15/08                      325           362
  Waste Management
    7.000%, 10/15/06                      550           571
                                                  ---------
                                                      2,721
                                                  ---------
INFORMATION TECHNOLOGY - 0.5%
  International Business Machines
    8.375%, 11/01/19                      100           132
  International Business Machines
    (Unsecured)
    6.500%, 01/15/28                      375           429
                                                  ---------
                                                        561
                                                  ---------
REAL ESTATE INVESTMENT TRUST - 0.7%
  Boston Properties
    5.000%, 06/01/15                      350           329
  EOP Operating
    6.800%, 01/15/09                      400           429
                                                  ---------
                                                        770
                                                  ---------
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BALANCED FUND

-----------------------------------------------------------------
Description                          Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
-----------------------------------------------------------------
TELECOMMUNICATION - 0.4%
  Bell Atlantic of Maryland
    8.000%, 10/15/29              $       175     $     214
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                      150           181
                                                  ---------
                                                        395
                                                  ---------
UTILITIES - 1.2%
  FPL Group Capital
    7.625%, 09/15/06                      400           419
  Kinder Morgan (A)
    7.250%, 03/01/28                      375           436
  Virginia Electric & Power, Ser A
    4.750%, 03/01/13                      400           397
                                                  ---------
                                                      1,252
                                                  ---------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $16,991)                                   17,232
                                                  ---------
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 9.9%
-----------------------------------------------------------------
FHLMC
    6.500%, 11/01/09                      245           255
    6.000%, 12/15/08                      303           310
    6.000%, 09/01/17                      411           426
    6.000%, 02/01/28                      195           201
FHLMC, CMO REMIC, Ser 2663, Cl QK
    3.500%, 04/15/17                      579           577
FNMA
    8.000%, 08/01/24                       14            16
    8.000%, 05/01/25                       53            58
    8.000%, 07/01/26                       20            21
    7.500%, 09/01/26                       17            18
    7.000%, 09/01/25                       36            38
    7.000%, 07/01/26                       81            86
    7.000%, 09/01/26                       27            28
    7.000%, 12/01/27                       75            79
    6.500%, 05/01/14                      198           207
    6.500%, 03/01/24                       21            22
    6.500%, 01/01/28                       90            94
    6.500%, 05/01/29                       68            71
    6.000%, 08/01/14                      430           446
    6.000%, 02/01/17                      387           402
    6.000%, 03/01/28                      250           258
    6.000%, 05/01/28                       76            78
    5.500%, 12/01/17                      351           360
    5.000%, 04/01/18                      558           563
    5.000%, 05/01/18                      623           628
    4.500%, 09/01/18                    1,296         1,285
    4.500%, 02/01/19                      347           344
    4.500%, 05/01/19                      887           878
    4.000%, 05/01/19                      912           885
GNMA
    7.500%, 05/15/24                       21            23
    7.500%, 09/15/25                       29            31

-----------------------------------------------------------------

Description                          Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS --
(CONTINUED)
-----------------------------------------------------------------
GNMA -- (continued)
    7.500%, 09/15/26              $        51     $      55
    7.500%, 01/15/27                       18            19
    7.000%, 02/15/26                       77            82
    7.000%, 08/15/26                       47            50
    7.000%, 10/15/27                      101           108
    7.000%, 03/15/29                      119           127
    6.500%, 09/15/08                      115           118
    6.500%, 06/15/23                       13            14
    6.500%, 02/15/24                        9             9
    6.500%, 04/15/26                       58            61
    6.500%, 05/15/28                       70            73
    6.500%, 01/15/29                      126           132
    6.000%, 11/15/08                      128           131
    6.000%, 12/15/28                      296           306
    6.000%, 02/15/29                      396           410
    6.000%, 04/15/29                      383           396
                                                  ---------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $10,663)                                   10,779
                                                  ---------
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.0%
-----------------------------------------------------------------
  U.S. Treasury Bonds (A)
    8.125%, 08/15/19                    1,160         1,602
    7.250%, 05/15/16                    1,300         1,632
    7.125%, 02/15/23                      500           653
  U.S. Treasury Inflation Index
    Note (A)
    3.000%, 07/15/12                    1,386         1,542
                                                  ---------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $4,937)                                     5,429
                                                  ---------
-----------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.9%
-----------------------------------------------------------------
  Bank One Issuance Trust, Ser 2002-
    A4, Cl A4
    2.940%, 06/16/08                    1,000           997
  Capital Auto Receivables Asset
    Trust, Ser 2002-3, Cl A3
    3.580%, 10/16/06                      434           434
  Pacific Gas, Ser 1997-1, Cl A7
    6.420%, 09/25/08                      250           301
  USAA Auto Owner Trust,
     Ser 2004-1, Cl A3
    2.060%, 04/15/08                      350           345
                                                  ---------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $2,094)                                     2,077
                                                  ---------



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BALANCED FUND

-----------------------------------------------------------------
Description                          Par (000)     Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.8%
-----------------------------------------------------------------
  FNMA
    5.750%, 06/15/05              $       650     $     652
    3.250%, 11/15/07                      500           491
  FNMA (A)
     6.375%, 06/15/09                     600           650
     5.000%, 01/15/07                     150           153
                                                  ---------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $1,974)                                     1,946
                                                  ---------
-----------------------------------------------------------------
MASTER NOTE -- 2.3%
-----------------------------------------------------------------
    Bear Stearns (B)
    3.150%, 05/04/05                    2,500         2,500
                                                  ---------
  TOTAL MASTER NOTE
    (Cost $2,500)                                     2,500
                                                  ---------
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.9%
-----------------------------------------------------------------
  Bank of America
    3.05%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $5,001,271 (collateralized by
    various mortgage backed
    securities, ranging in par value
    $40,000,000 - $44,876,300,
    0.00%, 03/25/35 - 04/25/35, total
    market value $5,250,000)(B)         5,000         5,000
  Deutsche Bank
    2.90%, dated 04/29/05,
    matures on 05/02/05,
    repurchase price $2,246,934
    (collateralized by a U.S.
    Treasury obligation, par
    value $2,194,000, 10.75%,
    08/15/05, total market value
    $2,291,695)                         2,246         2,246
  Lehman Brothers, Inc.
    3.07%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $5,712,017 (collateralized by
    various mortgage backed
    securities, ranging in par value
    $2,276 - $2,320,581,249, 0.00% -
    10.00%, 05/25/05 - 04/25/35, total
    market value $5,986,477)(B)         5,711         5,711
                                                  ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $12,957)                                   12,957
                                                  ---------

-----------------------------------------------------------------
Description                                        Value (000)
-----------------------------------------------------------------
TOTAL INVESTMENTS - 114.0%
  (Cost $118,119)+                                $ 124,226
                                                  ---------
    Payable Upon Return of Securities Loaned --
     (14.4)%                                        (15,711)
    Other Assets and Liabilities, Net -- 0.4%           422
                                                  ---------
TOTAL OTHER ASSETS & LIABILITIES -- (14.0)%         (15,289)
                                                  ---------
TOTAL NET ASSETS - 100.0%                         $ 108,937
                                                  =========

-----------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A)THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2005 IS $15,287,115.
(B)THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
   LENDING.
(C)FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $118,118,624, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,270,560 AND $(2,163,676), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SMALL CAP GROWTH FUND

------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- 97.0%
------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.2%
    Champion Enterprises*                   24,850   $       235
    Design Within Reach*                    17,775           272
    Fastclick*                              15,110           146
    Gaylord Entertainment*                   9,200           368
    Great Wolf Resorts*                     12,875           273
    Insight Enterprises*                    15,150           274
    La Quinta*                              50,550           440
    MarineMax*                              11,475           310
    Petco Animal Supplies*                   9,075           284
    Priceline.com*                          24,950           633
    Sunterra*                               13,075           203
    Texas Roadhouse, Cl A*                   9,383           244
    WMS Industries*                         10,800           274
                                                     -----------
                                                           3,956
                                                     -----------
CONSUMER STAPLES -- 1.2%
    Central Garden and Pet*                  8,425           350
                                                     -----------
ENERGY -- 5.9%
    National-Oilwell*                        4,725           188
    Parallel Petroleum*                     17,570           137
    Pioneer Drilling*                       23,800           314
    Range Resources                         16,225           367
    Spinnaker Exploration*                   8,735           279
    Superior Energy Services*               17,675           263
    Willbros Group*                         14,025           241
                                                     -----------
                                                           1,789
                                                     -----------
FINANCIALS -- 11.9%
    ACE Cash Express*                       13,250           291
    Affiliated Managers Group*               9,935           621
    Apollo Investment                       25,300           401
    Boston Private Financial
    Holdings                                12,875           288
    CapitalSource*                          27,225           572
    CB Richard Ellis Group, Cl A*            9,550           332
    Conseco*                                16,700           321
    First Marblehead*                       12,240           472
    Signature Bank/New York NY*             11,325           279
                                                     -----------
                                                           3,577
                                                     -----------
HEALTH CARE -- 23.4%
    Advisory Board*                          7,750           315
    American Retirement*                    20,175           299
    Chemed                                   9,000           638
    Covance*                                13,475           615
    Immucor*                                25,975           775
    Impax Laboratories*                     25,925           422
    Intuitive Surgical*                      6,550           281
    Kindred Healthcare*                     19,875           654
    MGI Pharma*                             20,120           444
    Renal Care Group*                       15,825           604
    Serologicals*                           20,775           447
    Sybron Dental Specialties*              16,250           605
    Symmetry Medical*                        8,550           147

------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
    Telik*                                  19,475   $       316
    WellCare Health Plans*                  15,720           464
                                                     -----------
                                                           7,026
                                                     -----------
INDUSTRIALS -- 14.0%
    Advance America Cash Advance
       Centers                               8,000           111
    BE Aerospace*                           25,800           313
    Corporate Executive Board                6,075           399
    DiamondCluster International*           19,175           239
    Engineered Support Systems               8,812           311
    Gardner Denver*                          7,800           285
    Harsco                                   6,675           358
    Hornbeck Offshore Services*             12,375           285
    IDEX                                     7,025           262
    Labor Ready*                             9,225           154
    MSC Industrial Direct, Cl A             15,125           406
    Navigant Consulting*                    19,685           462
    UTI Worldwide                            6,500           417
    Watts Water Technologies, Cl A           6,100           191
                                                     -----------
                                                           4,193
                                                     -----------
INFORMATION TECHNOLOGY -- 26.9%
    Advanced Energy Industries*             13,450           142
    Agile Software*                          5,475            36
    Anteon International*                   11,800           493
    aQuantive*                              36,875           409
    Arris Group*                            34,700           263
    Ask Jeeves*                             12,955           352
    Avid Technology*                         5,900           292
    Brooks Automation*                      12,175           157
    CNET Networks*                          23,475           233
    Credence Systems*                       27,150           171
    Digital Insight*                        14,775           297
    Dolby Laboratories, Cl A*                6,650           136
    F5 Networks*                             5,000           214
    Formfactor*                             10,300           235
    Global Payments                          7,465           483
    Hyperion Solutions*                      3,330           135
    Informatica*                            27,000           209
    Infospace*                               3,550           110
    Integrated Device Technology*           20,725           222
    Internet Capital Group*                 19,775           109
    Kanbay International*                   22,450           404
    Lam Research*                            8,650           222
    MEMC Electronic Materials*              12,000           141
    Microsemi*                              25,825           437
    Monolithic Power Systems*               16,700           134
    MPS Group*                               8,950            72
    Nice Systems ADR*                        7,030           247
    Openwave Systems*                       22,775           305
    Salesforce.com*                         10,700           155
    Scansource*                              4,300           199
    Tekelec*                                16,450           224
    Tessera Technologies*                    5,350           142
    Trimble Navigation*                      6,775           233
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SMALL CAP GROWTH FUND

------------------------------------------------------------------
Description                        Shares/Par (000)  Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
------------------------------------------------------------------
INFORMATION TECHNOLOGY -- (CONTINUED)
    Wind River Systems*                     15,925   $       207
    Witness Systems*                        15,775           278
                                                     -----------
                                                           8,098
                                                     -----------
MATERIALS -- 0.5%
    Alpha Natural Resources*                 6,100           141
    Calgon Carbon                            1,550            14
                                                     -----------
                                                             155
                                                     -----------
  TOTAL COMMON STOCK
    (Cost $28,098)                                        29,144
                                                     -----------
------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
------------------------------------------------------------------
  Deutsche Bank
    2.90%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $1,140,293 (collateralized by a
    U.S. Treasury obligation, par
    value $1,042,000, 5.25%,
    11/15/28, total market value
    $1,163,320)                         $   1,140         1,140
                                                     -----------
  TOTAL REPURCHASE AGREEMENT
    (Cost $1,140)                                          1,140
                                                     -----------
TOTAL INVESTMENTS -- 100.8%
    (Cost $29,238)+                                       30,284
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (0.8)%                  (245)
                                                     -----------
TOTAL NET ASSETS -- 100.0%                           $    30,039
                                                     ===========

-----------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
NY -- NEW YORK
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S NVESTMENTS WAS
   $29,296,314, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,640,547 AND $(1,652,775), RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SMALL CAP VALUE FUND

------------------------------------------------------------------
Description                                Shares    Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK - 97.8%
------------------------------------------------------------------
CONSUMER DISCRETIONARY - 16.0%
    American Axle & Manufacturing
       Holdings (A)                         27,300     $     545
    American Greetings, Cl A (A)            61,500         1,393
    BorgWarner                              41,000         1,875
    Brightpoint*                            50,300         1,062
    Brown Shoe                              44,800         1,384
    Burlington Coat Factory
       Warehouse                            56,300         1,551
    Culp*                                   65,400           307
    Dave & Buster's*                        48,100           810
    Electronics Boutique Holdings*          56,500         3,149
    Handleman (A)                           46,000           798
    Landry's Restaurants (A)                26,900           699
    Lone Star Steakhouse &
       Saloon (A)                           45,300         1,284
    M/I Homes (A)                           20,000           914
    MDC Holdings                            39,276         2,568
    Movado Group                            23,900           384
    Rent-A-Center*                          47,750         1,148
    Rex Stores*                             65,200           872
    Ryland Group (A)                        46,400         2,849
    Sonic Automotive                        35,800           704
    Stage Stores*                           40,600         1,536
    Stride Rite                             70,400           859
    Trans World Entertainment (A)*          82,000         1,089
    Zale*                                   70,400         1,903
                                                       ---------
                                                          29,683
                                                       ---------
CONSUMER STAPLES - 5.8%
    BJ's Wholesale Club (A)*                73,000         1,946
    Chiquita Brands International           62,600         1,568
    DIMON (A)*                              57,200           340
    Lance                                   58,500           964
    Longs Drug Stores (A)                   69,200         2,516
    Ruddick (A)                             65,900         1,480
    Standard Commercial (A)                 47,600           831
    Universal (A)                           22,900         1,045
                                                       ---------
                                                          10,690
                                                       ---------
ENERGY - 5.2%
    Holly                                   67,600         2,317
    Offshore Logistics*                     29,600           858
    Stone Energy*                           35,100         1,577
    Swift Energy*                           53,700         1,414
    Tesoro Petroleum*                       89,300         3,388
                                                       ---------
                                                           9,554
                                                       ---------
FINANCIALS - 24.8%
    Agree Realty                            24,500           665
    AmerUs Group (A)                        54,024         2,540
    Banner                                  19,700           492
    Bedford Property Investors              15,800           336
    Boykin Lodging*                        147,000         1,432
    Ceres Group*                           211,100         1,148
    City Holding                            26,000           836

------------------------------------------------------------------
Description                                Shares    Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------------
FINANCIALS - (CONTINUED)
    Commerce Group (A)                      44,600     $   2,635
    Commercial Federal                      43,900         1,146
    Community Bank System                   27,800           615
    Crescent Real Estate Equity            110,600         1,858
    CRT Properties                          31,900           737
    Dime Community Bancshares (A)           45,225           671
    First Charter                           47,375         1,025
    First Community Bancorp/Rancho
       Santa Fe                             46,300         1,915
    Flagstar Bancorp (A)                    82,600         1,573
    Fremont General                         85,300         1,850
    Greater Bay Bancorp (A)                 69,600         1,751
    Highwoods Properties (A)                33,500           942
    Horace Mann Educators                   62,800         1,029
    HRPT Properties Trust                  217,900         2,560
    Independence Community Bank             20,300           724
    Independent Bank MI                     53,361         1,458
    IndyMac Bancorp (A)                     53,300         2,051
    LandAmerica Financial Group             43,100         2,138
    Mission West Properties                 41,400           420
    NBT Bancorp                             55,200         1,147
    New Century Financial (A)               38,200         1,736
    Novastar Financial (A)                  22,800           814
    Oriental Financial Group                35,816           500
    Presidential Life                       23,900           347
    Provident Bankshares                    49,200         1,441
    Scottish Re Group (A)                   73,200         1,719
    Stancorp Financial Group                22,900         1,752
    Webster Financial                       28,100         1,277
    Westcorp                                11,500           515
                                                       ---------
                                                          45,795
                                                       ---------
HEALTH CARE - 3.5%
    Alpharma, Cl A                          86,400           816
    HealthTronics*                          53,500           663
    Kindred Healthcare*                     39,500         1,300
    Lumenis Limited (A)*                        13            --
    PerkinElmer                            103,100         1,907
    West Pharmaceutical Services            70,200         1,849
                                                       ---------
                                                           6,535
                                                       ---------
INDUSTRIALS - 19.7%
    Alaska Air Group (A)*                   36,900           984
    Albany International, Cl A              37,700         1,182
    Ameron International                    22,900           756
    Applied Industrial Technologies         66,150         1,846
    Banta                                   31,000         1,291
    Brink's                                 36,000         1,161
    Dollar Thrifty Automotive
       Group (A)*                           42,300         1,432
    EnPro Industries*                       39,500           993
    GATX (A)                                77,900         2,549
    Griffon (A)*                            68,300         1,311
    Harsco                                  30,400         1,631
    Integrated Electrical
    Services (A)*                          111,200           167
    Jacuzzi Brands*                        198,300         1,795
    John H Harland                          47,500         1,710
    NACCO Industries, Cl A                  13,100         1,364
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SMALL CAP VALUE FUND

------------------------------------------------------------------
Description                                Shares    Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
    Ryder System                            45,100     $   1,665
    Sourcecorp*                             72,600         1,296
    Standex International                   27,400           718
    Timken (A)                              47,100         1,170
    Toro (A)                                70,000         2,892
    United Rentals*                        111,900         2,058
    URS*                                    43,400         1,334
    USF (A)                                 21,300           908
    Walter Industries (A)                   61,800         2,120
    Woodward Governor                       13,700           967
    York International (A)                  28,700         1,123
                                                       ---------
                                                          36,423
                                                       ---------
INFORMATION TECHNOLOGY - 8.1%
    Arris Group*                           131,500           998
    Aspect Communications*                  79,100           673
    Aspen Technology (A)*                  157,800           710
    Black Box                               25,220           820
    BroadVision (A)*                        73,300            92
    Checkpoint Systems*                      4,000            63
    DocuCorp International*                108,200           757
    Earthlink*                             180,900         1,661
    Gerber Scientific*                      73,200           518
    IKON Office Solutions                  119,300         1,032
    Methode Electronics                     59,500           671
    Photronics (A)*                        118,500         1,884
    Register.com*                           12,803            65
    Silicon Storage Technology*            209,100           548
    Storage Technology*                     55,400         1,540
    Sybase (A)*                             81,300         1,539
    Western Digital*                       114,200         1,449
                                                       ---------
                                                          15,020
                                                       ---------
MATERIALS - 8.8%
    Albemarle                               39,200         1,435
    FMC*                                    57,200         2,803
    Glatfelter                              65,800           785
    Greif, Cl A                             47,900         3,323
    HB Fuller                               42,600         1,292
    NS Group*                               73,300         2,108
    OM Group*                               59,000         1,294
    Quanex                                  43,950         2,218
    Schulman A (A)                          63,000         1,052
                                                       ---------
                                                          16,310
                                                       ---------
TELECOMMUNICATION - 0.3%
    Talk America Holdings (A)*              62,200           536
                                                       ---------
UTILITIES - 5.6%
    Avista (A)                              61,900         1,039
    Duquesne Light Holdings (A)            103,200         1,815
    Nicor (A)                               42,900         1,586
    PNM Resources (A)                       46,050         1,273
    UGI                                     42,200         2,120

------------------------------------------------------------------
Description                       Shares/Par (000)   Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
------------------------------------------------------------------
UTILITIES - (CONTINUED)
    UIL Holdings                            17,900     $     919
    Unisource Energy                        52,600         1,644
                                                       ---------
                                                          10,396
                                                       ---------
  TOTAL COMMON STOCK
    (Cost $139,978)                                      180,942
                                                       ---------
------------------------------------------------------------------
 MASTER NOTES - 5.4%
------------------------------------------------------------------
  Bank of America (B)
    3.080%, 05/02/05                   $     5,000         5,000
  Bear Stearns (B)
    3.150%, 05/04/05                         5,000         5,000
                                                       ---------
  TOTAL MASTER NOTES
    (Cost $10,000)                                        10,000
                                                       ---------
------------------------------------------------------------------
 CORPORATE OBLIGATIONS - 5.4%
------------------------------------------------------------------
  First Tennesse Bank, MTN (B) (C)
    2.830%, 03/21/06                         2,500         2,500
  Lehman Brothers, MTN (B) (C)
    3.090%, 05/16/05                         2,500         2,500
  Morgan Stanley (B) (C)
    3.070%, 08/19/05                         2,500         2,500
    2.990%, 04/03/06                         2,500         2,500
                                                       ---------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $10,000)                                        10,000
                                                       ---------
------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 16.6%
------------------------------------------------------------------
  Bank of America
    3.05%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $20,005,083 (collateralized by
    various mortgage backed securities,
    ranging in par value $40,000,000 -
    $44,876,300, 0.00%, 03/25/35 -
    04/25/35, total market value
    $21,000,000)(B)                         20,000        20,000
  Deutsche Bank
    2.90%, dated 04/29/05,
    matures on 05/02/05,
    repurchase price $3,780,016
    (collateralized by various
    U.S. Treasury obligations,
    ranging in par value
    $1,297,000-$3,119,432,
    0.00%-5.25%, 08/04/05-11/15/29,
    total market value $3,855,460)           3,779         3,779

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

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SMALL CAP VALUE FUND

------------------------------------------------------------------
Description                             Par (000)    Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
------------------------------------------------------------------
  Lehman Brothers, Inc.
    3.07%, dated 04/29/05,
    matures on 05/02/05, repurchase
    price $7,006,042 (collateralized
    by various mortgage backed
    securities, ranging in par value
    $2,276 - $2,320,581,249, 0.00% -
    10.00%, 05/25/05 - 04/25/35,
    total market value $7,342,680)(B)  $     7,004     $   7,004
                                                       ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $30,783)                                        30,783
                                                       ---------

TOTAL INVESTMENTS -- 125.2%
  (Cost $190,761)+                                       231,725
                                                       ---------
   Payable Upon Return of Securities Loaned -- (25.4)%   (47,004)
   Other Assets and Liabilities, Net -- 0.2%                 325
                                                       ---------
TOTAL OTHER ASSETS & LIABILITIES -- (25.2)%              (46,679)
                                                       ---------
TOTAL NET ASSETS -- 100.0%                             $ 185,046
                                                       =========


-----------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON
    LOAN AT APRIL 30, 2005. THE TOTAL VALUE OF SECURITIES ON
    LOAN AT APRIL 30, 2005 IS $45,196,402.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
CL -- CLASS
MTN -- MEDIUM TERM NOTE
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. + AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
   WAS $190,761,309, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $49,691,755 AND $(8,728,445), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------
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
[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
------------------------------------------------------------------
  Atascadero, Unified School District,
    Measure B, Capital Projects,
    Ser A, COP, MBIA Insured
    Callable 08/01/06 @ 102
    5.200%, 08/01/08                      $  1,000   $     1,049
  Berryessa, Unified School District,
    GO, MBIA Insured
    5.375%, 03/01/12                           460           519
  Brentwood, Unified School District,
    Ser B, GO, FGIC Insured
    Callable 08/01/10 @ 101
    4.850%, 08/01/14                           410           440
  Burlingame, Elementary School
    District, GO, FSA Insured
    5.250%, 07/15/16                           795           905
  California State, Department of
    Transportation, Federal Highway
    Grant Anticipation Bonds, Ser A,
    RB, FGIC Insured
    5.000%, 02/01/14                         2,000         2,218
  California State, Department of
    Water Resources Power Supply,
    Ser A, RB, AMBAC Insured,
    Callable 05/01/12 @ 101
    5.500%, 05/01/15                         1,225         1,378
  California State, Department
    of Water Resources, Central
    Valley Project, Water System,
    Ser J-2, RB
    6.000%, 12/01/06                         1,400         1,473
  California State, Department of
    Water Resources, Central
    Valley Project, Water System,
    Ser Q, ETM, RB
    6.000%, 12/01/09                           215           243
  California State, Department of
    Water Resources, Central Valley
    Project, Water System, Ser Q, RB
    6.000%, 12/01/07                         1,500         1,616
    6.000%, 12/01/09                           285           321
  California State, Department of
    Water Resources, Central
    Valley Project, Water System,
    Ser W, RB, FSA Insured
    5.500%, 12/01/14                         1,315         1,523
  California State, Department of
    Water Resources, Central
    Valley Project, Water System,
    Ser Z, RB, FGIC Insured
    5.000%, 12/01/12                         1,000         1,112
  California State, Educational
    Facilities Authority,
    Loyola-Marymount University,
    Ser A, RB, MBIA Insured
    Callable 10/01/11 @ 101
    4.500%, 10/01/12                         1,560         1,679
  California State, Educational
    Facilities Authority, Stanford
    University, Ser P, RB
    5.250%, 12/01/13                           800           911

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  California State, Educational
    Facilities Authority,
    Stanford University, Ser R, RB
    5.000%, 11/01/11                      $    610   $       679
  California State, GO
    7.000%, 08/01/07                         1,000         1,085
    6.250%, 04/01/08                         1,000         1,088
    6.250%, 09/01/08                           695           762
  California State, GO, AMBAC
    Insured
    6.500%, 09/01/06                         1,000         1,051
  California State, GO, FGIC Insured
    4.500%, 09/01/10                         1,000         1,070
  California State, Public Works
    Board Lease, Department of
    Corrections, State Prison Project,
    Ser E, RB, FSA Insured
    6.000%, 06/01/08                         1,165         1,268
  California State, Public Works
    Board Lease, Various University
    of California Projects, Ser A, RB,
    AMBAC Insured
    Callable 12/01/07 @ 102
    5.100%, 12/01/10                         1,000         1,075
  Central Coast, Water Authority,
    Water Project Regional Facilities,
    Ser A, RB, AMBAC Insured
    Callable 10/01/06 @ 102
    5.000%, 10/01/07                         2,250         2,363
  Chaffey, Unified High School
    District, GO, FGIC Insured
    5.000%, 08/01/15                         1,000         1,115
  Coast Community College,
    Coastline Community College
    Center Project, COP, MBIA
    Insured
    Callable 02/01/06 @ 102
    5.500%, 02/01/11                           640           665
    5.200%, 02/01/08                           500           519
  Coast Community College, GO,
    MBIA Insured
    5.250%, 08/01/15                         1,000         1,136
  Conejo Valley, Unified School
    District, GO
    5.000%, 08/01/09                         1,250         1,346
  Contra Costa County, Merrithew
    Memorial Hospital Project, COP,
    MBIA Insured
    Callable 11/01/07 @ 102
    5.500%, 11/01/12                         2,160         2,345
    5.200%, 11/01/09                         2,000         2,152
  Contra Costa, Transportation
    Authority, Sales Tax, Ser A,
    ETM, RB
    Callable 06/09/05 @ 100
    6.875%, 03/01/07                           340           357
  Contra Costa, Transportation
    Authority, Sales Tax, Ser A, RB,
    FGIC Insured
    6.000%, 03/01/09                         1,000         1,111

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

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  Cupertino, Unified School District,
    GO, FSA Insured
    Callable 08/01/11 @ 100
    5.250%, 08/01/13                      $    595   $       659
  East Bay, Municipal Utility District,
    Water System
    Project, RB, MBIA Insured
    Callable 06/01/11 @ 100
    5.250%, 06/01/13                           500           556
    5.250%, 06/01/14                         1,250         1,384
  Eastern Municipal Water District,
    Ser A, COP, FGIC Insured
    Callable 07/01/11 @ 100
    5.375%, 07/01/16                         2,500         2,775
    5.375%, 07/01/17                         2,410         2,664
    5.250%, 07/01/12                           300           333
    5.250%, 07/01/13                         1,000         1,107
  Escondido, Unified High School
    District, ETM, GO, MBIA Insured
    Callable 11/01/06 @ 102
    5.600%, 11/01/09                         1,000         1,064
  Escondido, Unified School District,
    Ser A, GO, FGIC Insured
    Callable 09/01/07 @ 102
    5.000%, 09/01/08                           500           534
  Fallbrook, Unified High School
    District, GO, FGIC Insured
    5.375%, 09/01/12                           250           283
  Fremont, Unified High School
    District, Ser B, ETM, GO
    5.000%, 09/01/10                           600           660
  Fresno, Joint Powers Financing
    Authority, Fresno City Hall RB,
    AMBAC Insured
    Callable 08/01/10 @ 100
    4.600%, 08/01/11                           500           534
  Glendale, Unified School District,
    Ser B, GO, FSA Insured
    Callable 09/01/08 @ 101
    4.625%, 09/01/09                           670           711
  Hollister, Redevelopment Agency,
    Community Development Project,
    TA, AMBAC Insured
    Callable 10/01/07 @ 102
    5.000%, 10/01/08                           740           791
  Joshua Basin-Hi Desert Financing
    Authority, Water District Project,
    RB, AMBAC Insured
    4.900%, 05/01/09                           465           502
  Kings River, Conservation District,
    Pine Flat Power, Ser F, RB
    4.625%, 01/01/11                           500           536
  Livermore-Amador Valley, Water
    Management Authority, Ser A,
    RB, AMBAC Insured
    Callable 08/01/11 @ 100
    5.250%, 08/01/14                           750           826
    5.000%, 08/01/13                           400           435

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, A-1st Ser, Ser B, RB,
    FSA Insured
    5.250%, 07/01/11                      $  1,550   $     1,735
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, C-2nd Ser, Ser A, RB,
    AMBAC Insured
    5.500%, 07/01/10                         1,050         1,177
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, C-2nd Ser, Ser A, RB,
    FGIC Insured
    5.000%, 07/01/10                         2,000         2,194
  Los Angeles, Department of Water
    & Power, Ser A-A-1, RB,
    MBIA Insured
    5.250%, 07/01/10                         1,710         1,896
    5.250%, 07/01/11                         3,485         3,900
  Los Angeles, Department of Water
    & Power, Ser A-A-1, RB,
    MBIA Insured
    Callable 07/01/11 @ 100
    5.250%, 07/01/13                         2,025         2,241
  Los Angeles, Department of Water
    & Power, Ser B, RB,
    MBIA Insured
    5.000%, 07/01/13                           430           478
  Los Angeles, Los Angeles County
    Public Works, RB, Ser A
    Callable 10/01/07 @ 101
    5.500%, 10/01/08                         1,225         1,312
  Los Angeles, Ser A, GO, FGIC
    Insured
    5.250%, 09/01/09                           600           657
  Los Angeles, Ser A, GO, MBIA
    Insured
    5.250%, 09/01/11                           250           280
  Los Angeles, Unified School District,
    GO, MBIA Insured
    5.500%, 07/01/12                           755           862
  Los Angeles, Unified School District,
    Ser A, GO, FGIC Insured
    6.000%, 07/01/07                         1,300         1,389
    6.000%, 07/01/10                           850           971
    6.000%, 07/01/11                         1,385         1,603
  Los Angeles, Unified School District,
    Ser D, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.500%, 07/01/10                         2,000         2,242
  Los Angeles, Unified School District,
    Ser E, GO, MBIA Insured
    Prerefunded @ 100 (A)
    5.500%, 07/01/12                         1,390         1,595
  Los Angeles, Waste Water
    Systems, Ser C, RB, MBIA Insured
    5.375%, 06/01/12                         1,145         1,293

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

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  Los Gatos-Saratoga, Joint Unified
    High School, Ser B, GO
    Prerefunded @ 101 (A)
    4.750%, 12/01/10                      $    365   $       391
    4.600%, 12/01/10                           875           939
  M-S-R Public Power Authority,
    San Juan Project, Ser I, RB,
    MBIA Insured
    Callable 07/01/11 @ 100
    5.000%, 07/01/14                         2,440         2,635
  Menlo Park, Community
    Development Agency, Las Pulgas
    Community Development Project,
    TA, AMBAC Insured
    Callable 06/01/10 @ 102
    4.650%, 06/01/11                           520           563
  Merced County, Construction &
    Equipment Project, CSAC Lease,
    ETM, COP, FSA Insured
    Callable 06/09/05 @ 100
    6.000%, 10/01/05                           640           649
  Metropolitan, Water District of
    Southern California, Ser A,
    ETM, RB
    5.250%, 07/01/11                           380           426
  Metropolitan, Water District of
    Southern California, Ser A, RB
    5.250%, 07/01/11                         1,045         1,163
  Metropolitan, Water District of
    Southern California, Ser A, RB
    Callable 07/01/11 @ 101
    5.375%, 07/01/12                         2,185         2,465
  Metropolitan, Water District of
    Southern California, Ser B, RB,
    MBIA Insured
    Callable 07/01/06 @ 102
    5.250%, 07/01/07                         1,080         1,133
  Metropolitan, Water District of
    Southern California, Ser C, RB
    Callable 01/01/07 @ 102
    6.000%, 07/01/07                         1,900         2,028
  Metropolitan, Water District of
    Southern California, Waterworks
    Project, Ser B, GO
    4.000%, 03/01/11                         1,000         1,050
  Mountain View, Shoreline
    Regional Park Community,
    Ser A, TA, MBIA Insured
    Callable 08/01/06 @ 102
    5.600%, 08/01/10                           500           527
    5.400%, 08/01/08                           700           736
  North Orange County, Community
    College District, GO, MBIA
    Insured
    5.000%, 08/01/15                         1,000         1,115
  Norwalk, La Mirada Unified School
    District, Ser A, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.000%, 08/01/13                         1,800         1,961

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  Oak Park, Unified School District,
    GO, MBIA Insured
    5.250%, 05/01/08                      $  1,250   $     1,339
  Orange County, Local
    Transportation Authority,
    Measure M, First Senior, RB
    6.000%, 02/15/07                         1,040         1,100
  Orange County, Local
    Transportation Authority,
    Measure M, Second Senior,
    Ser A, RB, MBIA Insured
    5.500%, 02/15/08                         3,300         3,540
    5.500%, 02/15/10                         1,200         1,335
    5.500%, 02/15/11                           250           281
  Orange County, Water District,
    Ser A, COP, MBIA Insured
    Callable 08/15/07 @ 101
    4.875%, 08/15/10                         2,000         2,102
  Paramount, Unified School District,
    GO, FSA Insured
    5.000%, 09/01/15                         1,000         1,116
  Port Oakland, Ser M, RB, FGIC
    Insured
    Callable 11/01/12 @ 100
    5.250%, 11/01/13                         1,000         1,117
  Redwood City, Elementary School
    District, GO, FGIC Insured
    5.500%, 08/01/10                         1,140         1,280
    5.500%, 08/01/14                           900         1,038
  Riverside County, Transportation
    Commission, Sales Tax Revenue,
    Ser A, RB, AMBAC Insured
    5.750%, 06/01/09                           740           822
  Sacramento, Municipal Utility
    District, Electric, Ser C, ETM, RB,
    FGIC Insured
    Callable 06/09/05 @ 100
    5.750%, 11/15/08                           570           571
  Sacramento, Municipal Utility
    District, Ser O, RB, MBIA Insured
    5.250%, 08/15/10                           500           556
  Sacramento, Municipal Utility
    District, Ser P, RB, FSA Insured
    Callable 08/15/11 @ 100
    5.250%, 08/15/13                         1,585         1,757
  Sacramento, Municipal Utility
    District, Ser R, RB, MBIA Insured
    Callable 08/15/13 @ 100
    5.000%, 08/15/16                         1,000         1,090
  San Bernardino County, Community
    College District, GO, FSA Insured
    5.000%, 08/01/15                         1,000         1,115
  San Bernardino County,
    Transportation Authority, Ser A,
    ETM, RB, FGIC Insured
    Callable 06/09/05 @ 100
    6.000%, 03/01/06                           355           362

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

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  San Bernardino County,
    Transportation Authority, Ser A,
    RB, FSA Insured
    Callable 03/01/08 @ 101
    5.000%, 03/01/09                      $  1,000   $     1,067
  San Bernardino County,
    Transportation Authority, Ser A,
    RB, MBIA Insured
    6.250%, 03/01/10                         2,000         2,289
  San Bernardino, Municipal Water
    Department, Sewer Authority,
    COP, FGIC Insured
    Callable 02/01/09 @ 101
    5.000%, 02/01/11                         1,130         1,218
  San Bernardino, Municipal Water
    Department, Sewer Authority,
    COP, FGIC Insured
    4.500%, 02/01/09                         1,025         1,084
  San Diego County, Regional
    Transportation Commission,
    Second Senior, Ser A, RB,
    AMBAC Insured
    Callable 04/01/06 @ 102
    5.000%, 04/01/08                         1,995         2,074
  San Diego, Public Facilities
    Financing Authority, RB,
    FGIC Insured
    6.000%, 05/15/06                         1,800         1,863
    6.000%, 05/15/07                         2,000         2,132
  San Diego, Public Facilities
    Financing Authority, RB,
    MBIA Insured
    Callable 08/01/12 @ 100
    5.000%, 08/01/14                         1,000         1,089
  San Diego-Metropolitan Transit
    Development Board Authority,
    Lease, RB
    Callable 06/09/05 @ 102
    5.500%, 09/01/07                           450           460
  San Francisco City & County,
    Airport Commission, International
    Airport, Second Senior, Issue 20,
    RB, MBIA Insured
    Callable 05/01/08 @ 101
    4.250%, 05/01/09                         1,000         1,046
  San Francisco City & County, Public
    Utilities Commission, Water
    Revenue, Ser A, RB, FSA Insured
    5.000%, 11/01/10                         1,000         1,100
    5.000%, 11/01/11                         1,500         1,661
  San Francisco City & County,
    Public Utilities Commission,
    Water Revenue, Ser B, RB,
    MBIA Insured
    Callable 11/01/12 @ 100
    5.000%, 11/01/15                         1,250         1,356

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  San Francisco, Bay Area Rapid
    Transit District, RB, AMBAC
    Insured
    Callable 07/01/11 @ 100
    5.250%, 07/01/14                      $  1,150   $     1,271
  San Joaquin County, Capital
    Facilities Project, COP, MBIA
    Insured
    4.800%, 11/15/07                         1,000         1,051
  San Joaquin County, Delta
    Community College District,
    Election 2004, Ser A, GO,
    FSA Insured
    4.500%, 08/01/15                         1,000         1,072
  San Jose, Financing Authority,
    Convention Center Project,
    Ser F, RB, MBIA Insured
    4.250%, 09/01/11                         1,765         1,874
  San Jose, Libraries & Parks
    Project, GO
    4.750%, 09/01/09                         1,000         1,072
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, ETM, TA, MBIA Insured
    6.000%, 08/01/08                           690           759
    6.000%, 08/01/09                           500           562
    6.000%, 08/01/10                           330           379
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, AMBAC Insured
    Callable 08/01/08 @ 102
    5.000%, 08/01/09                         1,500         1,624
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, MBIA Insured
    6.000%, 08/01/08                         1,410         1,546
    6.000%, 08/01/09                         1,000         1,120
    6.000%, 08/01/10                           670           765
  San Jose, Unified School District,
    Ser B, GO, MBIA Insured
    Callable 08/01/08 @ 102
    4.000%, 08/01/09                           800           835
  San Juan, Unified School District,
    GO, FSA Insured
    5.250%, 08/01/08                           500           538
    5.250%, 08/01/10                         1,150         1,277
  San Luis, Obispo County
    Financing Authority, Lopez
    Dam Improvement, Ser A, RB,
    MBIA Insured
    Callable 08/01/10 @ 100
    4.600%, 08/01/11                           470           502
  San Mateo County, Transit District,
    Ser A, RB, MBIA Insured
    5.250%, 06/01/16                         2,000         2,274
  San Mateo, Unified High School
    District, Ser A, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.375%, 09/01/11                         2,195         2,485

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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
  San Ramon Valley, Unified School
    District, GO, FSA Insured,
    Callable 08/01/14 @ 100
    5.250%, 08/01/18                      $  1,000   $     1,115
  Santa Ana, Community
    Redevelopment Agency,
    Mainplace Project, Ser E,
    ETM, RB
    6.400%, 12/15/10                           465           518
  Santa Maria, JT. Unified High
    School District, Ser A, GO,
    FSA Insured
    5.500%, 08/01/15                           510           590
  Solano County, Community College,
    Ser A, GO, MBIA Insured
    Prerefunded @ 100 (A)
    5.000%, 08/01/13                         1,865         2,085
  South Orange County, Public
    Financing Authority, Foothill
    Area, Ser C, RB, FGIC Insured
    7.500%, 08/15/07                         1,000         1,103
  South Placer, Waste Water
    Authority, Ser A, RB, FGIC
    Insured
    4.500%, 11/01/10                         1,000         1,075
  Southern California, Public Power
    Authority, Ser A, RB, FSA Insured
    5.375%, 01/01/09                         1,610         1,747
  Turlock, Irrigation District, Ser A,
    RB, MBIA Insured
    6.000%, 01/01/08                         1,425         1,539
    6.000%, 01/01/11                           500           572
  Upland, Community Redevelopment
    Agency, Merged Project, Ser A,
    TA, AMBAC Insured
    Callable 09/01/08 @ 102
    4.200%, 09/01/09                           860           903
  West Basin, Municipal Water
    District, 1992 Project, Ser  A, COP,
    AMBAC Insured
    Callable 08/01/07 @ 101
    5.000%, 08/01/08                           425           450
  West Hollywood, COP, MBIA
    Insured
    Callable 02/01/08 @ 102
    4.550%, 02/01/09                           665           703
  Wiseburn, School District, Ser A,
    GO, FGIC Insured
    Callable 08/01/10 @ 100
    4.900%, 08/01/15                           500           531
    4.500%, 08/01/11                           330           352
                                                     -----------
  TOTAL MUNICIPAL BONDS
    (Cost $162,519)                                      169,783
                                                     -----------


------------------------------------------------------------------
Description                           Shares         Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
REGULATED INVESTMENT COMPANY -- 0.3%
------------------------------------------------------------------
   BlackRock Provident California
      Tax Free Money Market                472,583   $       473
                                                     -----------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $473)                                              473
                                                     -----------
TOTAL INVESTMENTS - 98.7%
  (Cost $162,992)+                                       170,256
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- 1.3%                   2,229
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $   172,485
                                                     ===========

-----------------------------------------------------------------------
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED
  DATE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $162,992,250, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,514,664 AND $(251,229), RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%
------------------------------------------------------------------
ARIZONA -- 7.2%
  Arizona State, Transportation Board
    & Highway Revenue, Ser A, RB
    Callable 07/01/12 @ 102
    5.250%, 07/01/17                    $    1,000   $     1,112
  Mesa, Street & Highway
    Authority, RB, FSA Insured
    6.500%, 07/01/10                           750           848
  Phoenix, GO
    Prerefunded @ 101 (A)
    5.000%, 07/01/09                         2,370         2,575
  Phoenix, Ser A, GO
    6.250%, 07/01/17                         1,000         1,237
  Tempe, Unified High School District,
    Ser B, GO, FGIC Insured
    5.125%, 07/01/07                         1,000         1,048
                                                     -----------
                                                           6,820
                                                     -----------
CALIFORNIA -- 14.8%
  California State, Department of
    Transportation, Federal
    Highway Grant Anticipation
    Bonds, Ser A, RB, FGIC Insured
    5.000%, 02/01/14                         1,000         1,109
  California State, Department of
    Water Resources, Central
    Valley Project, Water System,
    Ser Z, RB, FGIC Insured
    5.000%, 12/01/12                           500           556
  California State, Department of
    Water Resources, Ser X, RB,
    FGIC Insured
    5.500%, 12/01/15                           600           697
  California State, Educational
    Facilities Authority,
    Loyola-Marymount University,
    Ser A, RB, MBIA Insured
    Callable 10/01/11 @ 101
    4.500%, 10/01/12                         1,000         1,076
  California State, GO, AMBAC
    Insured
    5.500%, 10/01/09                         2,000         2,208
  California State, GO, FGIC
    Insured
    5.750%, 02/01/11                         1,100         1,249
  Contra Costa, Water District,
    Ser E, RB, AMBAC Insured
    6.250%, 10/01/12                         1,000         1,124
  East Bay, Municipal Utility
    District, Water System
    Project, RB, MBIA
    Insured
    Callable 06/01/11 @ 100
    5.250%, 06/01/13                           800           889
  Eastern Municipal Water District,
    Ser A, COP, FGIC Insured
    Callable 07/01/11 @ 100
    5.375%, 07/01/16                           620           688

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
CALIFORNIA -- (CONTINUED)
  Elsinore Valley, Municipal Water
    District, COP, FGIC Insured
    5.375%, 07/01/18                    $      500   $       576
  Los Angeles, Ser A, GO, MBIA
    Insured
    5.250%, 09/01/12                           375           422
  San Jose, Redevelopment Agency,
    ETM, TA, MBIA Insured
    6.000%, 08/01/15                           330           399
  San Jose, Redevelopment Agency,
    TA, MBIA Insured
    6.000%, 08/01/15                           670           801
  San Ramon Valley, Unified School
    District, GO, FSA Insured,
    Callable  08/01/14 @ 100
    5.250%, 08/01/18                         1,670         1,862
  Southern California Public
    Power Authority,
    Hydroelectric Power, Ser A,
    RB, FSA Insured
    Callable 10/01/11 @ 100
    5.250%, 10/01/12                           245           273
                                                     -----------
                                                          13,929
                                                     -----------
COLORADO -- 1.5%
  Denver City & County, Ser A, GO
    5.250%, 08/01/06                         1,000         1,031
  Regional Transportation District,
    Sales Tax, Ser B, RB, AMBAC Insured
    5.250%, 11/01/12                           350           392
                                                     -----------
                                                           1,423
                                                     -----------
DELAWARE -- 1.5%
  Delaware River & Bay Authority,
    RB, FGIC Insured
    Callable 01/01/06 @ 102
    5.000%, 01/01/07                         1,340         1,387
                                                     -----------
FLORIDA -- 2.1%
  Florida State, Board of Education,
    Public Education Capital Outlay,
    Ser A, GO
    5.000%, 06/01/08                         1,300         1,379
  Jacksonville, Local Government,
    Sales Tax Revenue, RB, FGIC
    Insured
    5.500%, 10/01/13                           500           572
                                                     -----------
                                                           1,951
                                                     -----------

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
GEORGIA -- 4.1%
  Atlanta, Water & Wastewater
    Revenue, Ser A, RB, FGIC
    Insured
    5.500%, 11/01/13                    $    1,000   $     1,144
  Georgia State, Ser E, GO
    5.250%, 02/01/09                         2,525         2,730
                                                     -----------
                                                           3,874
                                                     -----------
HAWAII -- 5.9%
  Hawaii County, Ser A, GO, FGIC
    Insured
    Callable 07/15/11 @ 100
    5.500%, 07/15/13                           635           707
  Hawaii State, Highway Revenue,
    Ser B, RB, FSA Insured
    5.000%, 07/01/15                         1,000         1,111
  Hawaii State, Ser CS, GO, MBIA
    Insured
    5.000%, 04/01/08                         1,000         1,059
  Honolulu City & County, Ser A,
    GO, FSA Insured
    Prerefunded @ 100 (A)
    5.375%, 09/01/11                         1,000         1,123
  Kauai County, Ser A, GO, MBIA
    Insured
    Callable 08/01/11 @ 100
    5.625%, 08/01/13                           500           563
  Maui County, Ser A, GO, FGIC
    Insured
    5.250%, 03/01/07                           950           989
                                                     -----------
                                                           5,552
                                                     -----------
ILLINOIS -- 6.4%
  Chicago, O'Hare International
    Airport, 2nd Lien, Ser C, RB,
    MBIA Insured
    5.000%, 01/01/08                         1,000         1,052
    5.000%, 01/01/10                         1,000         1,074
  Cook County, Ser A, GO, FGIC
    Insured
    Callable 11/15/08 @ 101
    4.500%, 11/15/09                         1,000         1,055
  Du Page & Will Counties,
    Community School District,
    Ser B, GO, FGIC Insured
    5.000%, 12/30/07                         2,700         2,841
                                                     -----------
                                                           6,022
                                                     -----------
MASSACHUSETTS -- 3.4%
  Massachusetts State,
    Consolidated Loan, Ser A, GO,
    AMBAC Insured,
    Prerefunded @ 101 (A)
    5.000%, 03/01/07                         1,000         1,049

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
MASSACHUSETTS -- (CONTINUED)
  Massachusetts State, Consolidated
    Loan, Ser C, GO
    5.250%, 08/01/08                    $    1,000   $     1,069
  Massachusetts State, Water
    Resources Authority, Ser A, RB,
    MBIA Insured
    5.250%, 08/01/16                         1,000         1,130
                                                     -----------
                                                           3,248
                                                     -----------
MICHIGAN -- 2.2%
  Huron Valley, School District, GO,
    FGIC Insured
    4.350%, 05/01/08                         1,000         1,041
  Michigan State, GO
    Callable 12/01/05 @ 102
    5.125%, 12/01/06                         1,000         1,032
                                                     -----------
                                                           2,073
                                                     -----------
MINNESOTA -- 1.1%
  Minneapolis, Ser B, GO
    Callable 09/01/05 @ 100
    5.050%, 09/01/06                         1,000         1,008
                                                     -----------
MISSOURI -- 0.8%
  Kansas City, Streetlight Project,
    Ser B, GO
    Callable 02/01/07 @ 101
    6.000%, 02/01/08                           750           797
                                                     -----------
NEBRASKA -- 1.1%
  Omaha Public Power District,
    Electric Revenue, Ser D, RB
    5.000%, 02/01/07                         1,000         1,035
                                                     -----------
NEVADA -- 1.5%
  Clark County, School District,
    Ser A, GO, FSA Insured
    Callable 12/15/12 @ 103
    5.500%, 06/15/16                           500           574
  Las Vegas, Water District Revenue,
    Ser B, GO, MBIA Insured
    Callable 12/01/12 @ 100
    5.250%, 06/01/14                           300           334
  Nevada State, Capital
    Improvements, Ser A, GO,
    MBIA Insured
    Callable 05/01/12 @ 100
    5.000%, 11/01/16                           500           539
                                                     -----------
                                                           1,447
                                                     -----------
NEW JERSEY -- 2.4%
  New Jersey State, Ser L, GO,
    AMBAC Insured
    5.250%, 07/15/16                         1,000         1,129

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
NEW JERSEY -- (CONTINUED)
  New Jersey State, Transportation
    Trust Fund Authority, Ser C, RB,
    MBIA Insured
    5.250%, 06/15/15                    $    1,000   $     1,121
                                                     -----------
                                                           2,250
                                                     -----------
NEW YORK -- 2.3%
  New York State Thruway Authority,
    Highway & Board, Ser B, RB,
    FGIC Insured
    5.000%, 04/01/08                         1,000         1,059
  New York State, Ser M, GO, FSA
    Insured
    5.000%, 04/01/15                         1,000         1,101
                                                     -----------
                                                           2,160
                                                     -----------
OREGON -- 10.0%
  Chemeketa, Community College
    District, ETM, GO, FGIC Insured
    5.500%, 06/01/12                         1,060         1,207
  Jackson County, Juvenile Services
    Center, GO, FSA Insured
    5.000%, 06/01/10                         1,000         1,085
  McMinnville, School District
    No. 40, GO, FSA Insured
    5.000%, 06/15/11                         1,620         1,771
  Portland, Sewer Systems, Ser A,
    RB, FGIC Insured
    Callable 06/01/07 @ 100
    5.000%, 06/01/08                         2,000         2,084
  Washington County, School
    District Authority, No. 15,
    GO, FSA Insured
    5.000%, 06/15/14                         1,000         1,110
  Washington, Multnomah & Yamill
    Counties, School District
    Authority, GO, MBIA Insured
    5.000%, 06/01/11                         1,000         1,093
  Yamhill County, School District
    Authority, No. 29J, GO, FGIC
    Insured
    5.250%, 06/15/16                         1,000         1,130
                                                     -----------
                                                           9,480
                                                     -----------
PENNSYLVANIA -- 2.6%
  Pennsylvania State, First Ser, GO,
    MBIA Insured
    5.000%, 06/01/09                         1,100         1,184
  Pennsylvania State, Second Ser,
    GO
    5.250%, 10/01/09                         1,155         1,259
                                                     -----------
                                                           2,443
                                                     -----------

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
TENNESSEE -- 1.1%
  Johnson City, Water & Sewer
    System, GO, FGIC Insured
    5.250%, 06/01/08                    $    1,000   $     1,067
                                                     -----------
TEXAS -- 5.6%
  Houston, Water & Sewer System
    Revenue, Ser A, RB, FSA Insured
    Prerefunded @ 100 (A)
    5.250%, 12/01/11                           680           759
  Texas State, University Systems,
    Revenue Financing System, RB,
    FSA Insured
    Callable 03/15/10 @ 100
    4.800%, 03/15/11                         1,170         1,243
  University of Texas, Revenue
    Financing System, Ser B, RB
    5.250%, 08/15/06                         2,000         2,061
  University of Texas, Revenue
    Financing System, Ser B, RB
    Prerefunded @ 102 (A)
    4.800%, 08/15/06                         1,200         1,254
                                                     -----------
                                                           5,317
                                                     -----------
VIRGINIA -- 1.1%
  Virginia State, Northern Virginia
    Transportation Board, Ser A, RB
    Callable 05/15/06 @ 101
    5.000%, 05/15/08                         1,000         1,032
                                                     -----------
WASHINGTON -- 15.8%
  CDP-King County III, Lease
    Revenue Authority, King Street
    Center Project, RB, MBIA Insured
    Callable 06/01/07 @ 101
    5.000%, 06/01/09                         1,000         1,054
  King & Snohomish Counties,
    School District Authority,
    GO, FGIC Insured
    Callable 12/10/07 @ 100
    5.250%, 12/01/09                         1,125         1,186
  King & Snohomish Counties,
    School District Authority,
    GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.250%, 12/01/07                         1,610         1,706
  King County, School District
    No. 408, GO, AMBAC Insured
    6.000%, 12/01/08                         1,000         1,097
  King County, School District
    No. 410, GO, FGIC Insured
    5.500%, 12/01/10                         1,285         1,360
  Port of Seattle, Ser A, RB,
    FGIC Insured
    6.000%, 10/01/06                         1,000         1,044
  Seattle, Limited Tax, Ser B, GO
    5.500%, 03/01/11                         2,000         2,230

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------
Description                       Par (000)/Shares   Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
------------------------------------------------------------------
WASHINGTON -- (CONTINUED)
  Seattle, Municipal Light & Power
    Revenue Authority, Ser B, RB,
    MBIA Insured
    Callable 06/01/08 @ 101
    4.750%, 06/01/09                    $    1,000   $     1,055
  Skagit County, School District
    No. 103, GO, FGIC Insured
    6.250%, 12/01/06                         1,000         1,053
    6.250%, 12/01/07                         1,000         1,080
  Washington State, Ser A, GO
    Prerefunded @ 100 (A)
    5.750%, 07/01/06                         2,000         2,062
                                                     -----------
                                                          14,927
                                                     -----------
WISCONSIN -- 3.6%
  Milwaukee, Metropolitan Sewage
    District, Ser A, GO
    5.500%, 10/01/08                         2,000         2,158
  Wisconsin State, Ser 2, GO
    5.125%, 11/01/08                         1,125         1,203
                                                     -----------
                                                           3,361
                                                     -----------
  TOTAL MUNICIPAL BONDS
    (Cost $88,761)                                        92,603
                                                     -----------
------------------------------------------------------------------
REGULATED INVESTMENT COMPANY -- 0.6%
------------------------------------------------------------------
    BlackRock Provident California
      Tax Free Money Market                531,822           532
                                                     -----------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $532)                                              532
                                                     -----------
TOTAL INVESTMENTS -- 98.7%
    (Cost $89,293)+                                       93,135
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- 1.3%                   1,233
                                                     -----------
TOTAL NET ASSETS -- 100.0%                           $    94,368
                                                     ===========

----------------------------------------------------------------------
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED
   DATE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CDP -- CENSUS DESIGNATED PLACE
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
+ AT APRIL 30, 2005 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $89,293,312, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,898,806 AND $(57,206), RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES,PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 49.9%
------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.0%
  Continental Cablevision
    9.500%, 08/01/13                    $    4,500   $     4,776
  Hertz
    6.625%, 05/15/08                         8,200         8,241
  News America Holdings
    7.750%, 02/01/24                         1,000         1,185
  Staples
    7.125%, 08/15/07                         4,000         4,260
  TCI Communications
    6.875%, 02/15/06                         5,000         5,181
  Time Warner
    7.480%, 01/15/08                         7,100         7,659
  Time Warner Entertainment
    8.375%, 03/15/23                         5,000         6,291
  Walt Disney, MTN
    5.620%, 12/01/08                         6,500         6,549
                                                     -----------
                                                          44,142
                                                     -----------
CONSUMER STAPLES -- 0.6%
  Safeway
    7.500%, 09/15/09                         2,468         2,706
                                                     -----------
ENERGY -- 2.5%
  ConocoPhillips
    7.125%, 03/15/28                         3,000         3,236
  El Paso CGP
    9.625%, 05/15/12                         2,000         2,120
  Pemex Project
    9.125%, 10/13/10                         5,000         5,800
  Union Oil of California
    9.125%, 02/15/06                         1,000         1,040
                                                     -----------
                                                          12,196
                                                     -----------
FINANCIALS -- 17.2%
  Associates (A)
    6.950%, 11/01/18                         4,000         4,690
  Bank of America
    5.250%, 02/01/07                         5,600         5,718
  Bank One
    6.000%, 08/01/08                           500           525
  Bear Stearns, MTN (B) (C)
    3.099%, 01/12/06                         5,000         5,005
  Citicorp
    6.750%, 08/15/05                         4,075         4,116
  First Tennessee Bank, MTN (B) (C)
    2.830%, 03/21/06                         5,000         5,000
  FleetBoston Financial
    7.125%, 04/15/06                           500           515
  GE Global Insurance
    7.750%, 06/15/30                         5,000         5,844
  HSBC Bank USA (A)
    3.875%, 09/15/09                         4,200         4,099
  John Hancock Financial Services
    5.625%, 12/01/08                         5,000         5,217
  Lehman Brothers Holdings (B) (C)
    3.090%, 05/16/05                         5,000         5,000

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
------------------------------------------------------------------
FINANCIALS -- (CONTINUED)
  Mellon Bank
    7.000%, 03/15/06                    $    4,945   $     5,069
  Morgan Stanley
    6.750%, 04/15/11                         5,500         6,075
  Morgan Stanley (B) (C)
    3.080%, 08/19/05                         5,000         5,000
    3.070%, 08/19/05                         5,000         5,000
  Popular
    6.750%, 12/15/05                         2,000         2,032
  U.S. Bancorp
    6.875%, 09/15/07                         7,500         7,950
  Wells Fargo Capital I
    7.960%, 12/15/26                         1,000         1,104
  Wells Fargo, MTN, Ser J
    6.550%, 12/01/06                         5,600         5,838
                                                     -----------
                                                          83,797
                                                     -----------
FOREIGN GOVERNMENTS -- 0.6%
  Hydro Quebec, Ser IO
    8.050%, 07/07/24                         1,125         1,547
  Province of Saskatchewan
    9.375%, 12/15/20                         1,000         1,474
                                                     -----------
                                                           3,021
                                                     -----------
HEALTH CARE -- 1.1%
  HCA
    7.875%, 02/01/11                         5,000         5,444
                                                     -----------
INDUSTRIALS -- 7.2%
  AMR
    10.000%, 04/15/21                        1,500           922
  Continental Airlines, Ser 98-1B
    6.748%, 03/15/17                         2,827         2,181
  General Electric
    5.000%, 02/01/13                         5,000         5,089
  General Motors, Ser 91-A2
    8.950%, 07/02/09                         1,407         1,485
  McDonnell Douglas
    6.875%, 11/01/06                         4,125         4,285
  Raytheon
    6.150%, 11/01/08                         2,668         2,795
  Tyco International (D)
    7.200%, 10/15/08                         9,000        10,012
  Waste Management
    7.000%, 10/15/06                         7,800         8,104
                                                     -----------
                                                          34,873
                                                     -----------
INFORMATION TECHNOLOGY -- 1.2%
  International Business Machines
    6.500%, 01/15/28                         5,000         5,719
                                                     -----------


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SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
------------------------------------------------------------------
MATERIALS - 0.3%
  Potash
    7.125%, 06/15/07                    $    1,500   $     1,582
                                                     -----------
REAL ESTATE INVESTMENT TRUST -- 2.3%
  Boston Properties
    5.000%, 06/01/15                         5,500         5,365
  EOP Operating
    6.800%, 01/15/09                         5,500         5,892
                                                     -----------
                                                          11,257
                                                     -----------
TELECOMMUNICATION -- 2.1%
  Bell Atlantic of Maryland
    8.000%, 10/15/29                         2,980         3,643
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                         5,625         6,789
                                                     -----------
                                                          10,432
                                                     -----------
UTILITIES -- 5.8%
  Arkansas Electric Cooperative
    7.330%, 06/30/08                         2,840         2,989
  Baltimore Gas & Electric, MTN,
     Ser G
    5.780%, 10/01/08                         4,000         4,160
  Consolidated Edison of New York,
    Ser G
    7.000%, 03/01/29                         1,250         1,344
  FPL Group Capital
    7.625%, 09/15/06                         5,000         5,237
  Kinder Morgan (A)
    7.250%, 03/01/28                         5,600         6,503
  Oklahoma Gas & Electric
    6.650%, 07/15/27                         2,500         2,888
  Virginia Electric & Power, Ser A
    4.750%, 03/01/13                         5,000         4,966
                                                     -----------
                                                          28,087
                                                     -----------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $233,023)                                      243,256
                                                     -----------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 30.6%
------------------------------------------------------------------
FHLMC
    6.500%, 11/01/09                         1,943         2,019
    6.000%, 10/01/09                         2,526         2,610
    6.000%, 06/01/13                         2,630         2,730
    6.000%, 09/01/13                         2,316         2,404
    6.000%, 09/01/17                         5,847         6,064
    6.000%, 11/01/17                         1,629         1,690
    5.500%, 03/01/17                         1,460         1,496
    4.000%, 04/01/18                         6,501         6,320
    4.000%, 06/01/19                        13,906        13,499
FHLMC CMO REMIC, Ser 1531, Cl H
    6.000%, 04/15/08                         1,217         1,225

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS --
(CONTINUED)
------------------------------------------------------------------
FHLMC CMO REMIC, Ser 1666, Cl J
    6.250%, 01/15/24                    $    2,000    $    2,116
FHLMC CMO REMIC, Ser 2663, Cl QK
    3.500%, 04/15/17                         8,374         8,342
FNMA
    8.500%, 05/01/25                            53            58
    8.000%, 08/01/24                             8             9
    8.000%, 09/01/24                             1             1
    8.000%, 07/01/26                            66            72
    8.000%, 06/01/30                            48            52
    7.500%, 12/01/26                           449           483
    7.000%, 02/01/09                           970           998
    7.000%, 12/01/10                         2,140         2,232
    7.000%, 05/01/30                           235           248
    6.500%, 12/01/07                           160           164
    6.500%, 04/01/14                         1,461         1,526
    6.500%, 03/01/24                           131           137
    6.500%, 01/01/26                           167           175
    6.500%, 05/01/26                            73            76
    6.500%, 01/01/28                            58            60
    6.500%, 03/01/28                            73            76
    6.500%, 04/01/28                           393           410
    6.500%, 01/01/29                         1,528         1,593
    6.500%, 06/01/29                         1,757         1,833
    6.500%, 07/01/29                           869           907
    6.500%, 08/01/29                           415           433
    6.500%, 05/01/30                         1,183         1,234
    6.000%, 05/01/09                            78            81
    6.000%, 09/01/10                           193           199
    6.000%, 05/01/11                           167           173
    6.000%, 01/01/12                           117           121
    6.000%, 03/01/13                           329           342
    6.000%, 08/01/14                         6,776         7,028
    6.000%, 10/01/16                         1,921         1,992
    6.000%, 11/01/17                         4,507         4,673
    6.000%, 12/01/27                           151           156
    6.000%, 07/01/28                           750           773
    6.000%, 08/01/28                           185           191
    6.000%, 10/01/28                           567           583
    6.000%, 12/01/28                         3,971         4,090
    5.500%, 01/01/17                           958           982
    5.500%, 02/01/17                           652           668
    5.500%, 12/01/17                         4,866         4,985
    5.500%, 04/01/35                         5,000         5,051
    5.000%, 01/01/09                         1,875         1,891
    5.000%, 11/01/17                         5,999         6,052
    5.000%, 02/01/18                         6,431         6,485
    4.500%, 04/01/18                        32,761        32,485
FNMA CMO REMIC, Ser 1993-140, Cl H
    6.500%, 03/25/13                           394           397
FNMA CMO REMIC, Ser 1996-54, Cl C
    6.000%, 09/25/08                           304           304
GNMA
    8.000%, 04/15/17                            43            47
    8.000%, 05/15/17                            21            23



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SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
(CONTINUED)
------------------------------------------------------------------
GNMA -- (continued)
    8.000%, 11/15/26                    $      602   $       654
    8.000%, 12/15/26                           169           183
    7.500%, 05/15/23                           203           219
    7.500%, 01/15/24                           169           182
    7.500%, 02/15/24                           123           133
    7.500%, 09/15/25                            46            49
    7.500%, 02/15/27                            32            35
    7.500%, 06/15/27                            58            63
    7.500%, 07/15/27                            18            20
    7.500%, 08/15/27                           103           111
    7.000%, 01/15/24                            66            70
    7.000%, 04/15/24                            87            93
    6.500%, 06/15/23                           208           220
    6.500%, 12/15/23                           165           174
    6.500%, 01/15/24                            45            48
    6.500%, 02/15/24                           144           151
    6.500%, 10/15/25                            65            68
    6.500%, 04/15/26                           126           133
    6.500%, 01/15/29                           493           517
    6.500%, 05/15/29                         1,617         1,694
    6.500%, 06/15/29                           134           141
    6.500%, 11/15/29                            22            23
    6.000%, 07/15/28                           306           316
    6.000%, 08/15/28                           198           205
    6.000%, 09/15/28                           773           799
                                                     -----------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $148,513)                                      149,365
                                                     -----------
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 13.9%
------------------------------------------------------------------
  U.S. Treasury Bonds (A)
    8.750%, 08/15/20                         3,300         4,833
    8.125%, 08/15/19                        12,500        17,266
    7.250%, 05/15/16                        16,100        20,221
    7.125%, 02/15/23                         4,000         5,222
  U.S. Treasury Inflation Index
    Note (A)
    3.000%, 07/15/12                        18,128        20,163
                                                     -----------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $59,273)                                        67,705
                                                     -----------
------------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.5%
------------------------------------------------------------------
  Bank One Issuance Trust,
    Ser 2002-A4, Cl A4
    2.940%, 06/16/08                        15,000        14,961
  MBNA Master Credit Card Trust,
    Ser 2000-L, Cl A
    6.500%, 04/15/10                         7,000         7,433
  Pacific Gas, Ser 1997-1, Cl A7
    6.420%, 09/25/08                         4,206         4,291

------------------------------------------------------------------
Description                       Par (000)/Shares   Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
ASSET-BACKED SECURITIES - (CONTINUED)
------------------------------------------------------------------
  USAA Auto Owner Trust,
    Ser 2004-1, Cl A3
    2.060%, 04/15/08                    $    5,000   $     4,929
                                                     -----------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $31,461)                                        31,614
                                                     -----------
------------------------------------------------------------------
MASTER NOTES - 4.6%
------------------------------------------------------------------
  Bank of America (B)
    3.080%, 05/02/05                         5,000         5,000
    3.080%, 06/01/05                        10,000        10,000
   Bear Stearns (B)
    3.150%, 05/04/05                         7,500         7,500
                                                     -----------
  TOTAL MASTER NOTES
    (Cost $22,500)                                        22,500
                                                     -----------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
------------------------------------------------------------------
  FNMA
    6.375%, 06/15/09                         8,000         8,663
  FNMA (A)
    5.000%, 01/15/07                         1,500         1,528
                                                     -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $9,374)                                         10,191
                                                     -----------
------------------------------------------------------------------
COMMERCIAL PAPER - 2.0%
------------------------------------------------------------------
  Four Winds Funding (B)
    3.051%, 05/02/05                        10,000         9,997
                                                     -----------
  TOTAL COMMERCIAL PAPER
    (Cost $9,997)                                          9,997
                                                     -----------
------------------------------------------------------------------
COMMON STOCK - 0.0%
------------------------------------------------------------------
RETAIL - 0.0%
    Kmart Holding Corporation
    (Escrow Cusip)                      10,000,000            --
                                                     -----------
  TOTAL COMMON STOCK
    (Cost $--)                                                --
                                                     -----------



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[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

BOND FUND

-----------------------------------------------------------------

Description                          Par (000)       Value (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.4%
  Bank of America
    3.05%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $15,003,813 (collateralized by
    various mortgage backed
    securities, ranging in par value
    $40,000,000 - $44,876,300,
    0.00%, 03/25/35 - 04/25/35, total
    market value $15,750,000)(B)        $   15,000   $    15,000
  Deutsche Bank
    2.90%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $6,127,783 (collateralized by
    various U.S. Treasury obligations,
    ranging in par value $2,089,000-
    $10,339,958, 0.00% - 10.75%,
    08/15/05-02/25/25, total market
    value 6,249,035)                         6,126         6,126
  Lehman Brothers, Inc.
    3.07%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $9,775,603 (collateralized by
    various mortgage backed
    securities, ranging in par value
    $2,276 - $2,320,581,249, 0.00% -
    10.00%, 05/25/05 - 04/25/35, total
    market value $10,245,318)(B)             9,773         9,773
                                                     -----------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $30,899)                                        30,899
                                                     -----------
TOTAL INVESTMENTS - 116.0%
 (Cost $545,040)+                                        565,527
                                                     -----------
  Payable Upon Return of Securities Loaned --
    (16.9)%                                              (82,275)
  Other Assets and Liabilities -- 0.9%                     4,422
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (16.0)%              (77,853)
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $   487,674
                                                     ===========



-----------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2005, WAS
  $80,593,020 .
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
  LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS
  OF APRIL 30, 2005.
(D) COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $545,040,011, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,675,509 AND $(3,188,448), RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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
[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SHORT TERM BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 29.3%
------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.4%
  TCI Communications
    6.875%, 02/15/06                    $      179   $       185
  Time Warner
    6.125%, 04/15/06                           175           179
  Walt Disney, Ser B
    6.750%, 03/30/06                           175           180
                                                     -----------
                                                             544
                                                     -----------
CONSUMER STAPLES -- 1.6%
  Safeway
    6.150%, 03/01/06                           175           178
  Wal-Mart Stores
    5.450%, 08/01/06                           175           178
                                                     -----------
                                                             356
                                                     -----------
FINANCIALS -- 14.4%
  Bank of America, MTN
    7.125%, 05/12/05                            25            25
  Bank One
    7.625%, 08/01/05                           124           125
  Cigna
    6.375%, 01/15/06                           175           178
  Citigroup
    5.750%, 05/10/06                           175           178
  Fleetboston Financial
    4.875%, 12/01/06                           200           203
  General Electric Capital, MTN
    4.250%, 01/15/08                           200           200
  Golden West Financial
    4.125%, 08/15/07                           205           205
  Housing Finance
    6.500%, 01/24/06                           175           179
  John Deere Capital, MTN, Ser D
    3.125%, 12/15/05                           220           219
  Lehman Brothers Holdings
    8.500%, 05/01/07                           175           190
  Mellon Bank
    7.000%, 03/15/06                           175           179
  Morgan Stanley
    5.800%, 04/01/07                           200           206
  SLM, MTN, Ser A
    3.500%, 09/30/06                           215           214
  Toyota Motor Credit, MTN
    5.650%, 01/15/07                           250           257
  U.S. Bancorp
    6.875%, 09/15/07                           227           241
  Wachovia
    4.950%, 11/01/06                           200           203
  Wells Fargo
    5.125%, 02/15/07                           200           204
                                                     -----------
                                                           3,206
                                                     -----------

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
------------------------------------------------------------------
FOREIGN GOVERNMENTS -- 0.3%
  Province of Ontario
    7.000%, 08/04/05                    $       66   $        67
                                                     -----------
HEALTH CARE -- 1.6%
  Merck
    5.250%, 07/01/06                           160           162
  United Healthcare Group
    7.500%, 11/15/05                           185           188
                                                     -----------
                                                             350
                                                     -----------
INDUSTRIALS -- 3.4%
  McDonnell Douglas
    6.875%, 11/01/06                           200           208
  Raytheon
    6.750%, 08/15/07                           200           210
  Union Pacific
    6.400%, 02/01/06                           166           169
  Waste Management
    7.000%, 10/15/06                           175           182
                                                     -----------
                                                             769
                                                     -----------
INFORMATION TECHNOLOGY -- 2.1%
  Hewlett-Packard
    5.500%, 07/01/07                           200           206
  International Business Machines
    6.450%, 08/01/07                           138           144
  International Business
    Machines, MTN
    4.125%, 06/30/05                           115           115
                                                     -----------
                                                             465
                                                     -----------
REAL ESTATE INVESTMENT TRUST -- 1.0%
  EOP Operating
    7.750%, 11/15/07                           200           216
                                                     -----------
TELECOMMUNICATION -- 0.8%
  SBC Communications
    5.750%, 05/02/06                           175           178
                                                     -----------
UTILITIES -- 1.7%
  FPL Group Capital
    7.625%, 09/15/06                           200           209
  Virginia Electric & Power, Ser A
    5.750%, 03/31/06                           175           178
                                                     -----------
                                                             387
                                                     -----------
TOTAL CORPORATE OBLIGATIONS
    (Cost $6,569)                                          6,538
                                                     -----------

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[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SHORT TERM BOND FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 19.2%
------------------------------------------------------------------
FHLMC
    6.000%, 09/01/13                    $      117   $       121
    5.500%, 12/01/17                            46            47
    5.500%, 02/01/18                           463           475
    5.500%, 11/01/18                            39            40
    5.000%, 10/01/18                           556           561
    4.000%, 02/15/21                           600           598
    3.000%, 05/15/23                           849           831
FNMA
    8.000%, 06/01/30                            18            19
    8.000%, 11/01/30                            10            11
    6.500%, 06/01/16                            83            86
    6.500%, 11/01/16                           155           162
    6.500%, 02/01/17                            64            67
    6.500%, 04/01/17                           220           230
    6.000%, 06/01/16                           103           107
    5.500%, 09/01/17                            75            77
    5.500%, 11/01/17                           150           153
    5.500%, 12/01/17                           120           123
    5.500%, 02/01/18                            33            34
    5.500%, 04/01/18                            69            71
    5.500%, 10/01/18                            93            96
    5.000%, 05/01/18                            76            76
    5.000%, 06/01/18                           281           283
                                                     -----------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $4,303)                                          4,268
                                                     -----------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.3%
------------------------------------------------------------------
  FHLMC
    6.375%, 08/01/11                           100           102
    5.500%, 07/15/06                           750           766
    3.500%, 09/15/07                           500           496
  FNMA
    6.220%, 03/13/06                           250           255
    5.500%, 02/15/06                           750           761
    5.000%, 01/15/07                           950           968
    2.125%, 04/15/06                           750           740
                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $4,118)                                          4,088
                                                     -----------
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.5%
------------------------------------------------------------------
  U.S. Treasury Inflation Index Note
    3.875%, 01/15/09                         1,169         1,292
  U.S. Treasury Notes
    3.000%, 11/15/07                           650           639
    2.625%, 11/15/06                         1,000           986
    2.375%, 08/31/06                         1,000           986
                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $3,929)                                          3,903
                                                     -----------

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 13.3%
------------------------------------------------------------------
  American Express Credit Account
    Master Trust, Ser 2003-4, Cl A
    1.690%, 01/15/09                    $      500   $       489
  Bank One Issuance Trust,
    Ser 2002-A4, Cl A4
    2.940%, 06/16/08                           200           199
  Citibank Credit Card Issuance Trust,
    Ser 2001-A6, Cl A6
    5.650%, 06/16/08                           500           510
  Citibank Credit Card Issuance Trust,
    Ser 2002-A1, Cl A1
    4.950%, 02/09/09                           275           280
  Citibank Credit Card Issuance Trust,
    Ser 2004-A4, Cl A4
    3.200%, 08/24/09                           200           196
  Comed Transitional Funding Trust,
    Ser 1998-1, Cl A6
    5.630%, 06/25/09                           500           510
  MBNA Master Credit Card Trust,
    Ser 2001-A1, Cl A1
    5.750%, 10/15/08                           325           332
  Peco Energy Transition Trust,
     Ser 1999-A, Cl A6
    6.050%, 03/01/09                           200           205
  TXU Electric Delivery Transition Trust,
    Ser 2004-1, Cl A1
    3.520%, 11/15/11                           241           239
                                                     -----------
TOTAL ASSET-BACKED SECURITIES
    (Cost $2,976)                                          2,960
                                                     -----------
------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
------------------------------------------------------------------
  Deutsche Bank
    2.90%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $533,410 collateralized by a U.S.
    Treasury obligation, par value
    $943,485, 0.00%, 08/15/17, total
    market value $543,947)                     533           533
                                                     -----------
  TOTAL REPURCHASE AGREEMENT
    (Cost $533)                                              533
                                                     -----------
TOTAL INVESTMENTS -- 100.0%
    (Cost $22,428)+                                       22,290
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- 0.0%                      (7)
                                                     -----------
TOTAL NET ASSETS -- 100.0%                           $    22,283
                                                     ===========



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

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

SHORT TERM BOND FUND

-----------------------------------------------------------------
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $22,428,197, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,611 AND $(146,744), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000
------------------------------------------------------------------
------------------------------------------------------------------
U.S. TREASURY BILLS* -- 100.1%
------------------------------------------------------------------
  U.S. Treasury Bills
    2.703%, 05/19/05                    $   46,727   $    46,665
    2.715%, 06/02/05                       124,637       124,342
    2.784%, 06/16/05                        50,000        49,826
    2.781%, 06/23/05                       200,000       199,198
    2.671%, 06/30/05                       120,000       119,477
    2.835%, 07/07/05                       157,004       156,193
    2.881%, 07/21/05                        50,000        49,683
    2.869%, 07/28/05                        30,801        30,589
                                                     -----------
  TOTAL U.S. TREASURY BILLS
    (Cost $775,973)                                      775,973
                                                     -----------
TOTAL INVESTMENTS - 100.1%
    (Cost $775,973)+                                     775,973
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (0.1)%                (1,147)
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $   774,826
                                                     ===========

-------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
   PURCHASE.
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO
   BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.6%
------------------------------------------------------------------
  FHLB
    1.500%, 08/26/05                    $   25,000   $    24,866
    2.350%, 09/01/05                         5,000         4,985
  FHLB (A)
    2.870%, 09/16/05                        25,000        24,997
    2.760%, 06/02/06                        25,000        24,982
    2.633%, 08/02/06                        20,000        19,985
   FHLB (B)
    2.510%, 11/04/05
    Callable 07/14/05 @ 100                 25,000        24,980
  FNMA
    1.500%, 06/17/05                        11,000        10,979
  FNMA (A)
    3.025%, 10/21/05                        25,000        24,992
    2.951%, 12/29/05                        35,000        34,986
    2.640%, 02/06/06                        20,000        19,989
                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $215,741)                                      215,741
                                                     -----------
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - DISCOUNTED* -- 5.1%
------------------------------------------------------------------
  FNMA
    2.830%, 06/13/05                        20,000        19,934
                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION -
    DISCOUNTED
    (Cost $19,934)                                        19,934
                                                     -----------
------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 8.3%
------------------------------------------------------------------
  California, Sacramento County,
    Multi-Family Housing
    Development Authority, Deer Park
    Apartments, RB, Guarantee
    FNMA (A) (C)
    2.970%, 07/15/35                         1,650         1,650
  California, Simi Valley, Mutli-Family
    Housing Revenue, Parker Ranch,
    RB, Guarantee FNMA (A) (C)
    2.970%, 07/15/36                         1,950         1,950
  California, Statewide Community
    Development, Palms Apartments,
    Ser C, RB, Guarantee FNMA
    (A) (C)
    2.950%, 05/15/35                         5,055         5,055
  New York City, Multi-Family
    Housing Development Authority,
    39th Street Housing Development,
    Ser B, RB, Guarantee FNMA
    (A) (C)
    3.000%, 11/15/31                         1,900         1,900
  New York City, Multi-Family
    Housing Development  Authority,
    Ser B, RB, Guarantee FNMA
    (A) (C)
    2.950%, 08/15/32                         1,800         1,800

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
------------------------------------------------------------------
  New York City, Multi-Family
    Housing Development Authority,
    Westport  Development, Ser B,
    RB, Guarantee FNMA (A) (C)
    2.950%, 06/15/34                    $   14,000   $    14,000
  New York State, Housing Finance
    Agency Revenue, South Cove,
    Ser B, RB, Guarantee FHLMC
    (A) (C)
    3.040%, 11/01/30                         2,000         2,000
  Washington State, Housing Finance
    Authority, Bridgewood Project,
    Ser B, RB, Guarantee FNMA
    (A) (C)
    2.960%, 09/01/34                         3,900         3,900
                                                     -----------
  TOTAL VARIABLE RATE DEMAND NOTES
    (Cost $32,255)                                        32,255
                                                     -----------
------------------------------------------------------------------
REPURCHASE AGREEMENTS - 31.1%
------------------------------------------------------------------
  Credit Suisse First Boston LLC
    2.95%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $82,582,555 (collateralized by
    various U.S. Government
    obligations, ranging in par value
    $40,492,000-$43,860,000, 4.15%-
    5.00%, 06/26/13-03/02/15, total
    market value $84,215,684)               82,562        82,562
  Deutsche Bank Securities, Inc.
    2.95%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $19,004,671 (collateralized by a
    U.S. Treasury obligation, par
    value $42,136,847, 0.000%,
    11/15/21, total market value
    $19,380,000)                            19,000        19,000
  Goldman, Sachs & Co.
    2.93%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $19,004,639 (collateralized by
    various U.S. Government
    obligations, ranging in par value
    $9,090,000-$10,000,000, 0.00%-
    3.25%, 08/15/05-12/30/19, total
    market value $19,381,822)               19,000        19,000
                                                     -----------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $120,562)                                      120,562
                                                     -----------



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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

------------------------------------------------------------------
                                                     Value (000)
------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
  (Cost $388,492)+                                   $   388,492
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (0.1)%                  (201)
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $   388,291
                                                     ===========


------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY
   AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON APRIL 30, 2005.
(B) CALLABLE SECURITY
(C) DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF
  INVESTMENTS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO
   BOOK COST.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED* -- 39.7%
------------------------------------------------------------------
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 13.3%
  Amstel Funding Corp. (B)
    2.846%, 06/16/05                    $   57,706   $    57,498
  Bavaria TRR Corp. (B)
    2.904%, 05/06/05                        60,000        59,976
  Bavaria Universal Funding Corp. (B)
    2.956%, 05/11/05                        20,861        20,844
  Cedar Springs Capital Co. (B)
    3.038%, 06/20/05                        50,300        50,089
  Eiffel Funding LLC (B)
    2.728%, 05/03/05                        25,000        24,996
    2.829%, 05/20/05                        51,000        50,925
  Galaxy Funding, Inc. (B)
    2.771%, 05/24/05                        25,000        24,956
  Giro Balanced Funding Corp. (B)
    2.944%, 05/24/05                        54,870        54,767
    3.036%, 06/27/05                        47,047        46,822
                                                     -----------
                                                         390,873
                                                     -----------
ASSET-BACKED SECURITY - TRADE RECEIVABLES - 17.8%
  Cafco LLC (B)
    2.880%, 05/18/05                        50,000        49,932
  Clipper Receivables Co. LLC (B)
    2.807%, 05/04/05                        50,000        49,988
  Concord Minutemen Capital Co. LLC,
    Ser A (B)
    3.072%, 07/06/05                       100,776       100,213
  CRC Funding LLC (B)
    2.861%, 05/10/05                        50,000        49,964
  Lexington Parker Capital Co. LLC (B)
    3.025%, 05/18/05                        55,000        54,922
    3.124%, 07/20/05                        50,390        50,043
  Ranger Funding Co. LLC (B)
    2.806%, 05/03/05                       108,051       108,034
  Thunder Bay Funding, Inc. (B)
    2.891%, 05/20/05                        30,469        30,423
    2.944%, 06/01/05                        30,007        29,931
                                                     -----------
                                                         523,450
                                                     -----------
BANKING - 5.2%
  PB Finance (Delaware), Inc.
    2.774%, 05/16/05                       100,000        99,885
    3.053%, 06/27/05                        55,000        54,736
                                                     -----------
                                                         154,621
                                                     -----------

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED* -- (CONTINUED)
------------------------------------------------------------------
FINANCE COMPANY - 3.4%
  HSBC Finance Corp.
    2.914%, 05/23/05                    $  100,000   $    99,823
                                                     -----------
  TOTAL COMMERCIAL PAPER - DISCOUNTED*
    (Cost $1,168,767)                                  1,168,767
                                                     -----------
------------------------------------------------------------------
CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 20.7%
------------------------------------------------------------------
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 8.4%
  Liberty Lighthouse U.S. Capital
    Corp. (A) (B)
    3.090%, 05/13/05                       100,000       100,003
  Sigma Finance, Inc. (A) (B)
    2.940%, 05/17/05                        50,000        50,000
    2.944%, 08/17/05                        48,000        48,000
    3.014%, 12/28/05                        50,000        49,990
                                                     -----------
                                                         247,993
                                                     -----------
BANKING - 5.7%
  Nationwide Building Society (A) (B)
    3.200%, 07/22/05                        78,000        78,013
  Nationwide Building Society (A) (B) (C)
    3.120%, 04/28/06                        50,000        50,000
    2.890%, 04/07/06                        40,000        40,000
                                                     -----------
                                                         168,013
                                                     -----------
BROKERAGE - 1.7%
  Morgan Stanley & Co. (A) (C)
    3.080%, 05/26/06                        50,000        50,000
                                                     -----------
FINANCIAL SERVICES - 1.0%
  American Express Credit Corp.
    (A) (B) (C)
    3.020%, 05/26/06                        30,000        30,000
                                                     -----------
INSURANCE - 1.0%
  Meridian Funding Co. LLC,
    Guarantee MBIA (A) (B) (C) (D)
    3.180%, 05/26/06                        28,115        28,115
                                                     -----------
MULTIPLE INDUSTRY - 2.9%
  General Electric Capital Corp. (A) (C)
    3.010%, 05/09/06                        60,000        60,000
    3.070%, 05/17/06                        24,000        24,000
                                                     -----------
                                                          84,000
                                                     -----------
  TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
    (Cost $608,121)                                      608,121
                                                     -----------


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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - DOMESTIC -- 13.7%
------------------------------------------------------------------
  Bank of New York (A)
    2.920%, 05/20/05                    $   50,000   $    50,000
  Citibank N.A.
    2.720%, 05/11/05                        50,000        50,000
    3.030%, 06/29/05                       100,000       100,000
  First Tennessee Bank
    2.920%, 05/23/05                        35,000        35,000
  National Bank of Commerce,
    Tennessee (A)
    2.930%, 07/13/05                        12,250        12,250
  Wilmington Trust Company
    2.920%, 05/20/05                        55,000        55,000
    3.060%, 07/01/05                       100,000       100,002
                                                     -----------
  TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
    (Cost $402,252)                                      402,252
                                                     -----------

------------------------------------------------------------------
COMMERCIAL PAPER - INTEREST BEARING -- 7.0%
------------------------------------------------------------------
BROKERAGE - 5.3%
  Goldman Sachs Group, Inc. (A) (B) (D)
    2.980%, 06/13/05                        35,000        35,000
    2.800%, 06/13/05                        30,000        30,000
    2.930%, 09/26/05                        50,000        50,000
    3.220%, 02/27/06                        40,000        40,000
                                                     -----------
                                                         155,000
                                                     -----------
ASSET-BACKED SECURITY - TRADE RECEIVABLES - 1.7%
  Lexington Parker Capital Co. * (A) (B)
    2.841%, 10/07/05                        50,000        49,995
                                                     -----------
  TOTAL COMMERCIAL PAPER - INTEREST BEARING
    (Cost $204,995)                                      204,995
                                                     -----------
------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEE -- 4.3%
------------------------------------------------------------------
  Credit Suisse First Boston NY (A)
    3.060%, 09/29/05                        25,000        25,000
  Natexis Banques Populares, NY
    Branch (A)
    3.100%, 05/25/05                        50,000        50,001
    2.920%, 06/17/05                        50,000        49,999
                                                     -----------
  TOTAL CERTIFICATES OF DEPOSIT - YANKEE
    (Cost $125,000)                                      125,000
                                                     -----------

------------------------------------------------------------------
Description                          Par (000)       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
BANK NOTES - 2.7%
------------------------------------------------------------------
  American Express Centurion
    Bank (A)
    2.950%, 09/20/05                    $   40,000   $    40,000
  First Tennessee Bank (A)
    2.990%, 09/22/05                        40,000        39,994
                                                     -----------
  TOTAL BANK NOTES
    (Cost $79,994)                                        79,994
                                                     -----------
------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 2.2%
------------------------------------------------------------------
  Branch Banking & Trust Company
    2.980%, 05/02/05                        25,000        25,000
  Chase Bank USA N.A.
    2.969%, 05/02/05                        40,000        40,000
                                                     -----------
  TOTAL EURODOLLAR TIME DEPOSITS
    (Cost $65,000)                                        65,000
                                                     -----------
-----------------------------------------------------------------
EURODOLLAR CERTIFICATE OF DEPOSIT - 1.7%
-----------------------------------------------------------------
  Societe Generale
    2.820%, 06/13/05                        50,000        49,999
                                                     -----------
  TOTAL EURODOLLAR CERTIFICATE OF DEPOSIT
    (Cost $49,999)                                        49,999
                                                     -----------
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 1.5%
-----------------------------------------------------------------
  FNMA (A)
    3.025%, 10/21/05                        45,380        45,366
                                                     -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
    (Cost $45,366)                                        45,366
                                                     -----------
-----------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 5.6%
-----------------------------------------------------------------
BANKING - 1.7%
  Alaska State, Four Dam Pool,
    Ser B, RB (A) (E) (F)
    3.020%, 07/01/26                         8,500         8,500
  California State, Statewide
    Community Development
    Authority, RB (A) (E) (F)
    3.000%, 12/01/37                         6,000         6,000
  D&I Properties LLC (A) (E) (F)
    3.100%, 11/01/34                         1,265         1,265
  Holland-Sheltair Av Funding
    (A) (E) (F)
    3.050%, 05/01/35                         7,975         7,975
  Illinois State, Health Facilities
    Authority Revenue (A) (E) (F)
    3.060%, 08/15/17                        11,700        11,700
  New Belgium Brewery Co. (A) (E) (F)
    3.170%, 07/01/15                         3,235         3,235

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--------------------------------------------------------------------------------

[MOUNTAIN GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

-----------------------------------------------------------------
Description                          Par (000)       Value (000)
-----------------------------------------------------------------
-----------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
-----------------------------------------------------------------
BANKING - (CONTINUED)
  New York State, Housing Finance
    Agency Revenue, Archstone,
    Ser B, RB (A) (E) (F)
    3.000%, 11/01/36                    $    5,000   $     5,000
  Stephens & Stephens XI LLC
    (A) (E) (F)
    3.100%, 11/01/34                         2,500         2,500
  Stephens & Stephens XII LLC
    (A) (E) (F)
    3.100%, 01/01/35                         2,700         2,700
                                                     -----------
                                                          48,875
                                                     -----------
INSURANCE - 3.9%
  California State, Housing Finance
    Agency, Ser K (A) (E) (F)
    3.040%, 08/01/31                        68,215        68,215
  Pasadena, California, Public
    Financing Authority, RB (A) (E) (F)
    3.050%, 06/01/25                        26,700        26,700
  Utah State, Board Regents Student
    Loan Revenue, RB (A) (E) (F)
    3.030%, 11/01/44                        21,900        21,900
                                                     -----------
                                                         116,815
                                                     -----------
  TOTAL VARIABLE RATE DEMAND NOTES
    (Cost $165,690)                                      165,690
                                                     -----------
-----------------------------------------------------------------
REPURCHASE AGREEMENT - 0.9%
-----------------------------------------------------------------
  Deutsche Bank Securities, Inc.
    2.90%, dated 04/29/05, matures
    on 05/02/05, repurchase price
    $26,314,853 (collateralized by
    various U.S. Treasury obligations,
    ranging in par value $4,208,081-
    $38,935,299, 0.00%, 02/15/09-
    05/15/25, total market value
    $26,834,665)                            26,308        26,308
                                                     -----------
  TOTAL REPURCHASE AGREEMENT
    (Cost $26,308)                                        26,308
                                                     -----------
TOTAL INVESTMENTS - 100.0%
  (Cost $2,941,492)+                                   2,941,492
                                                     -----------

TOTAL OTHER ASSETS & LIABILITIES -- 0.0%                    (90)
                                                     -----------

TOTAL NET ASSETS - 100.0%                            $ 2,941,402
                                                     ===========


-----------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY
   AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON APRIL 30, 2005.
(B)SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE
  DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON
  WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2005 WAS $183,115,000.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS
  IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED. FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
NY -- NEW YORK
RB -- REVENUE BOND
SER -- SERIES
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO
   BOOK COST.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                         WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

------------------------------------------------------------------
Description                            Par (000)     Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS - 96.7%
------------------------------------------------------------------
  ABAG, Multi-Family Housing
    Finance Authority,
    Non-Profit, Paragon
    Apartments, Ser A, RB
    (A) (B) (C)
    3.080%, 03/15/40                   $    4,000      $   4,000
  Berkeley, YMCA, RB (A) (B) (C)
    3.010%, 06/01/23                        7,655          7,655
  Calcasieu Parish, Citgo Petrol,
    RB, AMT (A) (B) (C)
    3.100%, 07/01/26                       21,800         21,800
  California Community College
    Funding Authority, Ser A,
    TRAN, FSA Insured
    3.000%, 06/30/05                        6,000          6,014
  California Infrastructure &
    Economic Development, Colburn
    School, Ser A, RB (A) (B) (C)
    2.980%, 08/01/37                        4,000          4,000
  California Infrastructure &
    Economic Development, Colburn
    School, Ser B, RB (A) (B) (C)
    2.980%, 08/01/37                        4,000          4,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser A, RB, TECP
    1.620%, 10/01/23                        5,000          5,000
    2.250%, 04/01/33                        4,000          4,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser B, RB (A)
    1.620%, 10/01/23                        3,000          3,000
    2.250%, 04/01/33                        4,000          4,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser D, RB
    2.250%, 04/01/33                        7,500          7,500
  California School Cash Reserve
    Program, Ser A, TRAN, AMBAC
    Insured
    3.000%, 07/06/05                        2,000          2,005
  California State, Department of
    Water & Power, Ser C-2, RB,
    AMBAC Insured (A) (B) (C)
    3.000%, 05/01/22                        2,800          2,800
  California State, Department of
    Water & Power, Ser C-7, RB,
    FSA Insured (A) (B) (C)
    3.010%, 05/01/22                        5,800          5,800
  California State, Department of
    Water & Power, Ser C-14, RB
    (A) (B) (C)
    2.980%, 05/01/22                        6,750          6,750
  California State, Department of
    Water & Power, Ser C-18, RB
    (A) (B) (C)
    2.970%, 05/01/22                       19,000         19,000
  California State, Economic
    Recovery, Ser C-13, RB, XLCA
    State Insured (A) (B) (C)
    2.990%, 07/01/23                       16,125         16,125

------------------------------------------------------------------
Description                            Par (000)     Value (000)
------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
  California State, Educational
    Facilities Authority,
    California Institute of
    Technology, RB (A) (B)
    2.960%, 01/01/24                   $   19,000     $   19,000
  California State, Educational
    Facilities Authority,
    Carnegie Institute of
    Washington, RB, TECP
    2.500%, 07/08/05                        7,500          7,500
  California State, Educational
    Facilities Authority, Pomona
    College, Ser B, RB (A) (B)
    2.990%, 07/01/54                        2,500          2,500
  California State, Health
    Facilities Financing
    Authority, Pooled Loan
    Program, Ser B, RB, FGIC
    Insured (A) (B) (C)
    3.040%, 10/01/10                        2,900          2,900
  California State, Housing
    Finance Agency, Multi-Family
    Home Mortgage, Ser C, RB, AMT
    (A) (B) (C)
    3.120%, 08/01/27                        5,605          5,605
  California State, Pollution
    Control Financing Authority,
    Chevron USA Project, Ser B,
    RB (A)
    1.600%, 06/15/05                        4,235          4,235
  California State, Ser C-1, GO
    (A) (B) (C)
    3.000%, 05/01/33                        4,300          4,300
  California State, University
    Public Authority,
    Kindergarten Project, Ser
    B-4, GO (A) (B) (C)
    2.960%, 05/01/34                        3,025          3,025
  California State, University
    Public Authority,
    Kindergarten Project, Ser
    B-5, GO (A) (B) (C)
    3.000%, 05/01/34                        4,000          4,000
  California Statewide,
    Communities Development
    Authority, Fairfax Towers
    Apartments, Ser A, RB, FNMA
    Insured (A) (B) (C)
    2.980%, 09/15/30                        1,000          1,000
  CSUCI Financing Revenue
    Authority, Rental Housing,
    RB, AMT (A) (B) (C)
    1.600%, 08/01/05                        1,000          1,000
  Desert Sands, Unified School
    District, Election 2001, GO,
    FSA Insured
    3.000%, 06/01/05                        2,100          2,102
  East Bay Water Authority, RB,
    TECP (C)
    2.020%, 05/11/05                        5,000          5,000
  Escondido Community Development
    Commission, COP, AMT
    (A) (B) (C)
    3.030%, 10/12/16                        3,500          3,500

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[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

------------------------------------------------------------------
Description                            Par (000)     Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
------------------------------------------------------------------
  Fontana, Unified School
    District, School Facilities
    Bridge Funding Project, COP,
    FSA Insured (A) (B) (C)
    3.000%, 04/01/35                    $  14,240      $  14,240
  Fremont, Unified School
    District, GO, FGIC Insured
    3.000%, 09/01/05                        4,810          4,826
  Livermore, Multi-Family Housing
    Authority, Redevelopment
    Agency, Livermore Apartments,
    Ser A, RB (A) (B) (C)
    3.060%, 11/01/40                        5,650          5,650
  Livermore, Multi-Family Housing
    Authority, RB, FNMA
    Collateralized (A) (B) (C)
    3.000%, 07/15/18                        1,600          1,600
  Los Angeles County, Department
    of Housing Authority, Rowland
    Heights Apartments, Ser A,
    RB, AMT (A) (B) (C)
    2.980%, 08/01/30                        6,590          6,590
  Los Angeles County, Public Water
    Works, Regional Park & Open
    Space, Special Public
    Assessment, SA
    3.000%, 10/01/05                        3,505          3,518
  Los Angeles County, Ser A, TRAN
    3.000%, 06/30/05                        5,640          5,653
  Los Angeles, Department of
    Airports, Ser A, RB, FGIC
    Insured (B)
    5.500%, 05/15/09                       10,000         10,113
  Los Angeles, Department of
    Water & Power, Sub-Ser B-1, RB
    (A) (B) (C)
    3.010%, 07/01/34                        9,600          9,600
  Los Angeles, Waste Water
    Authority, Sub-Ser A, RB,
    FGIC Insured (A) (B)
    2.150%, 12/01/31                        8,000          8,000
  Los Angeles, Waste Water
    Authority, Sub-Ser B, RB,
    FGIC Insured (A) (B)
    2.150%, 12/01/31                        7,500          7,500
  Metropolitan, Water District of
    Southern California, Ser B, RB
    (A) (B) (C)
    3.010%, 07/01/27                        4,500          4,500
    3.010%, 07/01/28                        4,000          4,000
  Metropolitan, Water District of
    Southern California, Ser C, RB
    (A) (B) (C)
    2.980%, 07/01/28                        9,900          9,900


------------------------------------------------------------------
Description                            Par (000)     Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
------------------------------------------------------------------
  Ontario, Multi-Family Housing
    Authority, Residential Park Centre
    Project, Ser A, RB (A) (B) (C)
    2.950%, 08/01/07                   $   21,150      $  21,150
  Orange County, Apartment
    Development Revenue, Ser B, RB
    (A) (B) (C)
    2.780%, 11/01/09                        3,000          3,000
  Orange County, Apartment
    Development Revenue, Villas La
    Paz Project, Ser F, RB, FNMA
    Collateralized (A) (B) (C)
    2.980%, 08/15/28                        1,100          1,100
  Orange County, Apartment
    Development Revenue, WLCO LF
    Partners, Ser G-1, RB, FNMA
    Collateralized (A) (B) (C)
    3.000%, 11/15/28                        6,650          6,650
  Orange County, Apartment
    Development Revenue, WLCO LF
    Partners, Ser G-2, RB, FNMA
    Collateralized (A) (B) (C)
    3.000%, 11/15/28                        3,100          3,100
  Oxnard, Multi-Family Housing
    Authority, Seawind Apartments
    Projects, Ser A, RB, AMT, FNMA
    Insured (A) (B) (C)
    3.120%, 12/01/20                        3,175          3,175
  Redondo Beach, Multi-Family
    Housing Authority, McCandless
    Senior Housing Project, Ser A, RB
    (A) (B) (C)
    3.030%, 12/01/25                        7,295          7,295
  Riverside County, Public Facilities
    Authority, Ser A, COP (A) (B) (C)
    2.940%, 12/01/15                       18,500         18,500
  Sacramento, City Financing
    Authority, Ser G, RB, AMBAC
    Insured (A) (B) (C) (D)
    3.020%, 05/01/16                        5,700          5,700
  San Diego County, RB, TECP (A) (C)
    2.020%, 05/19/05                        4,000          4,000
    2.350%, 06/03/05                        3,000          3,000
  San Diego, Unified School District,
    TRAN
    3.000%, 07/25/05                        5,200          5,217
  San Francisco City & County,
    Redevelopment Authority,
    Fillmore Housing Center Project,
    Ser A-1, RB, FHLMC Insured
    (A) (B) (C)
    3.010%, 12/01/17                       11,900         11,900
  San Francisco City & County,
    Redevelopment Authority,
    Folsom-Dore Apartment Project,
    RB, AMT (A) (B) (C)
    3.080%, 12/01/34                        3,000          3,000
  Simi Valley, Multi-Family
    Housing Authority, Ser A, RB
    (A) (B) (C)
    3.000%, 07/01/23                       10,545         10,545
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
[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

------------------------------------------------------------------
Description                      Par (000)/Shares    Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
------------------------------------------------------------------
  Southern California, Public
    Power Authority, Southern
    Transmission Project, Ser A,
    RB, FSA Insured (A) (B) (C)
    3.000%, 07/01/21                     $  3,800     $    3,800
  Southern California, Public
    Power Authority, Southern
    Transmission Project, Ser B,
    RB, FSA Insured (A) (B) (C)
    2.980%, 07/01/23                       12,000         12,000
  Stanislaus, Waste-to-Energy
    Authority, Ogden Martin System
    Project, RB, MBIA Insured
    (A) (B) (C)
    3.040%, 01/01/10                        3,800          3,800
  University of California, RB,
    TECP
    2.300%, 05/05/05                        8,500          8,500
    2.030%, 05/12/05                        5,000          5,000
    2.050%, 05/20/05                       16,000         16,000
  Val Verde, Unified School
    District, Land Bank Program,
    Ser A, COP (A) (B) (C)
    2.980%, 09/01/24                        2,600          2,600
  Vallejo, Capital Improvement
    Project, COP (A) (B) (C)
    3.100%, 09/01/40                       15,800         15,800
                                                      ----------
  TOTAL MUNICIPAL BONDS
    (Cost $459,638)                                      459,638
                                                      ----------
------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES - 0.1%
------------------------------------------------------------------
    Blackrock Provident
       California
         Tax Free Money Market            153,605            154
    Goldman Sachs California Tax
       Free Money Market                  143,417            143
                                                      ----------
  TOTAL REGULATED INVESTMENT COMPANIES
    (Cost $297)                                              297
                                                      ----------

TOTAL INVESTMENTS - 96.8%
  (Cost $459,935)+                                       459,935
                                                      ----------

TOTAL OTHER ASSETS & LIABILITIES -- 3.2%                  15,397
                                                      ----------

TOTAL NET ASSETS -- 100.0%                            $  475,332
                                                      ==========



------------------------------------------------------------------
(A) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2005.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE
    OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR
    PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR
    A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL
    INSTITUTION.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF
    THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO
    THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
CSUCI -- CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO
   BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

------------------------------------------------------------------
Description                             Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
EQUITY FUNDS - 87.3%
------------------------------------------------------------------
    HighMark Core Equity Fund,
       Fiduciary Shares                    244,617   $     1,871
    HighMark Large Cap Growth Fund,
       Fiduciary Shares                     82,530           635
    HighMark Large Cap Value Fund,
       Fiduciary Shares                     98,828         1,132
    HighMark Small Cap Growth Fund,
       Fiduciary Shares                     41,861           529
    HighMark Small Cap Value Fund,
       Fiduciary Shares                     31,635           532
    HighMark Value Momentum Fund,
       Fiduciary Shares                     93,350         2,109
                                                     -----------
  TOTAL EQUITY FUNDS
    (Cost $6,996)                                          6,808
                                                     -----------
------------------------------------------------------------------
FIXED INCOME FUNDS - 9.7%
------------------------------------------------------------------
    HighMark Bond Fund,
       Fiduciary Shares                     39,359           426
    Highmark Short Term Bond Fund,
       Fidiciary Shares                     33,481           331
                                                     -----------
  TOTAL FIXED INCOME FUNDS
    (Cost $760)                                              757
                                                     -----------
------------------------------------------------------------------
MONEY MARKET FUND - 2.8%
------------------------------------------------------------------
    HighMark Diversified Money
       Market Fund,
       Fiduciary Shares                    220,858           221
                                                     -----------
  TOTAL MONEY MARKET FUND
    (Cost $221)                                              221
                                                     -----------
TOTAL INVESTMENTS - 99.8%
  (Cost $7,977)+                                           7,786
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- 0.2%                      15
                                                     -----------
TOTAL NET ASSETS -- 100.0%                           $     7,801
                                                     ===========

-------------------------------------------------------------------
+  AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
    WAS $7,977,066, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,297 AND $(203,412), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

------------------------------------------------------------------
Description                           Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
EQUITY FUNDS - 68.0%
------------------------------------------------------------------
    HighMark Core Equity Fund,
       Fiduciary Shares                    190,818   $     1,460
    HighMark Large Cap Growth
       Fund, Fiduciary Shares               80,657           621
    HighMark Large Cap Value
       Fund, Fiduciary Shares              114,520         1,311
    HighMark Small Cap Growth
       Fund, Fiduciary Shares               33,954           429
    HighMark Small Cap Value
       Fund, Fiduciary Shares               25,658           432
    HighMark Value Momentum Fund,
       Fiduciary Shares                     72,820         1,645
                                                     -----------
  TOTAL EQUITY FUNDS
    (Cost $6,070)                                          5,898
                                                     -----------
------------------------------------------------------------------
FIXED INCOME FUNDS - 29.3%
------------------------------------------------------------------
    HighMark Bond Fund,
       Fiduciary Shares                    141,112         1,527
    Highmark Short Term Bond
       Fund, Fidiciary Shares              102,715         1,017
                                                     -----------
  TOTAL FIXED INCOME FUNDS
    (Cost $2,554)                                          2,544
                                                     -----------
------------------------------------------------------------------
MONEY MARKET FUND - 2.8 %
------------------------------------------------------------------
    HighMark Diversified Money
       Market Fund,
       Fiduciary Shares                    238,652           239
                                                     -----------
  TOTAL MONEY MARKET FUND
    (Cost $239)                                              239
                                                     -----------

TOTAL INVESTMENTS - 100.1%
  (Cost $8,863)+                                           8,681
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- (0.1)%                   (13)
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $     8,668
                                                     ===========
-----------------------------------------------------------------
+  AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
    WAS $8,862,571, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,456 AND $(194,484), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

------------------------------------------------------------------
Description                              Shares       Value (000)
------------------------------------------------------------------
------------------------------------------------------------------
FIXED INCOME FUNDS - 54.8%
------------------------------------------------------------------
    HighMark Bond Fund,
       Fiduciary Shares                    39,996    $       433
    Highmark Short Term Bond
       Fund,  Fidiciary Shares             39,132            387
                                                     -----------
  TOTAL FIXED INCOME FUNDS
    (Cost $822)                                              820
                                                     -----------
------------------------------------------------------------------
EQUITY FUNDS - 36.2%
------------------------------------------------------------------
    HighMark Core Equity Fund,
       Fiduciary Shares                    16,693            128
    HighMark Large Cap Growth
       Fund, Fiduciary Shares               8,881             68
    HighMark Large Cap Value Fund,
       Fiduciary Shares                    12,260            140
    HighMark Small Cap Growth Fund,
       Fiduciary Shares                     2,424             31
    HighMark Small Cap Value Fund,
       Fiduciary Shares                     1,846             31
    HighMark Value Momentum Fund,
       Fiduciary Shares                     6,370            144
                                                     -----------
  TOTAL EQUITY FUNDS
    (Cost $559)                                              542
                                                     -----------
------------------------------------------------------------------
MONEY MARKET FUND - 4.3%
------------------------------------------------------------------
    HighMark Diversified
       Money Market Fund,
       Fiduciary Shares                    65,088             65
                                                     -----------
  TOTAL MONEY MARKET FUND
    (Cost $65)                                                65
                                                     -----------
TOTAL INVESTMENTS - 95.3%
  (Cost $1,446)+                                           1,427
                                                     -----------
TOTAL OTHER ASSETS & LIABILITIES -- 4.7%                      70
                                                     -----------
TOTAL NET ASSETS - 100.0%                            $     1,497
                                                     ===========
------------------------------------------------------------------
+ AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $1,446,476, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,341 AND $(20,488), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




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--------------------------------------------------------------------------------




ITEM 2.   CONTROLS AND PROCEDURES

(a) The principal executive officer and the principal financial officer, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each of the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 HighMark Funds


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date:  June 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date:  June 24, 2005


By (Signature and Title)*                    /s/ Peter Golden
                                             ----------------
                                             Peter Golden, Controller & CFO

Date:  June 24, 2005


* Print the name and title of each signing officer under his or her signature.